As filed with the Securities and Exchange Commission on September 23, 2002

                                                          1933 Act File No. 333-
                                                          1940 Act File No. 811-

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    FORM N-2


(CHECK APPROPRIATE BOX OR BOXES)

[x]      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[_]      Pre-Effective Amendment No.
[_]      Post-Effective Amendment No.

                  and

[x]      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[_]      Amendment No.


                           AEW REAL ESTATE INCOME FUND
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)


                399 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116
                ------------------------------------------------
 (Address of Principal Executive Offices (Number Street, City, State, Zip Code))


                                 (617) 449-2801
                                 --------------
              (Registrant's Telephone Number, including Area Code)


                             John E. Pelletier, Esq.
                    CDC IXIS Asset Management Services, Inc.
                               399 Boylston Street
                           Boston, Massachusetts 02116
 (Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)


                                    Copy to:
                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

                   Approximate Date of the Proposed Offering:

             As soon as practicable after the effective date of this
                            Registration Statement.

  If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]


It is proposed that this filing will become effective (check appropriate box)

     [X]  when declared effective pursuant to section 8(c)



CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
--------------------------------------------------------------------------------
                                         Proposed Maximum    Proposed Maximum
Title of Securities   Amount Offering    Price Per           Aggregate          Amount of
Being Registered      Being Registered   Unit                Offering Price/1/  Registration Fee





-------------------   -----------------  ------------------  -----------------  -----------------

Common Shares,        1,000 Shares       $ 15.00             $15,000            $ 1.38
par value $0.00001
-------------------------------------------------------------------------------------------------

/1/ Estimated solely for the purpose of calculating the registration fee.

    The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.
============================================================================

  AEW REAL ESTATE INCOME FUND
                                    CROSS REFERENCE SHEET

                                     PART A - PROSPECTUS

          ITEM IN PART A OF FORM N-2
          SPECIFIED IN PROSPECTUS                       LOCATION IN PROSPECTUS

Item 1.   Outside Front Cover.......................    Outside Front Cover Page

Item 2.   Cover Pages; Other Offering Information...    Inside Front Cover Page;
                                                        Outside Back Cover Page

Item 3.   Fee Table and Synopsis....................    Prospectus Summary;
                                                        Summary of Fund Expenses

Item 4.   Financial Highlights......................    Inapplicable

Item 5.   Plan of Distribution......................    Cover Page; Prospectus
                                                        Summary; Underwriting

Item 6.   Selling Shareholders......................    Inapplicable

Item 7.   Use of Proceeds...........................    Outside Front Cover
                                                        Page; Prospectus
                                                        Summary; Use of
                                                        Proceeds; Investment
                                                        Objectives and Policies

Item 8.   General Description of the Registrant.....    Outside Front Cover
                                                        Page; Prospectus
                                                        Summary; The Fund;
                                                        Investment Objectives
                                                        and Policies; Use of
                                                        Leverage; Principal
                                                        Risks of the Fund;
                                                        Additional Risk
                                                        Considerations;
                                                        Management of the Fund;
                                                        Dividends and
                                                        Distributions; Possible
                                                        Conversion to Open-End
                                                        Status; Repurchase of
                                                        Shares; Description of
                                                        Shares; Certain
                                                        Provisions in The
                                                        Declaration of Trust

Item 9.   Management................................    Prospectus Summary;
                                                        Management of the Fund;
                                                        Custodian, Transfer
                                                        Agent, Dividend
                                                        Disbursing Agent and
                                                        Registrar

Item 10.  Capital Stock, Long-Term Debt, and Other      Investment Objectives
          Securities................................    and Policies; Use of
                                                        Leverage; Dividends and
                                                        Distributions;
                                                        Closed-End Structure;
                                                        Possible Conversion to
                                                        Open-End Status;
                                                        Repurchase of Shares;
                                                        Taxation; Description of
                                                        Shares; Certain
                                                        Provisions in The
                                                        Declaration of Trust

Item 11.  Defaults and Arrears on Senior Securities.    Inapplicable

Item 12.  Legal Proceedings.........................    Inapplicable

Item 13.  Table of Contents of the Statement of         Table of Contents of the
          Additional Information....................    Statement of Additional
                                                        Information


                 PART B - STATEMENT OF ADDITIONAL INFORMATION

                                                        LOCATION IN STATEMENT OF
                                                        ADDITIONAL INFORMATION
          ITEM IN PART B OF FORM N-2

Item 14.  Cover Page................................    Cover Page

Item 15.  Table of Contents.........................    Table of Contents

Item 16.  General Information and History...........    Inapplicable

Item 17.  Investment Objective and Policies.........    Investment Objectives
                                                        and Policies; Investment
                                                        Restrictions

Item 18.  Management................................    Management of the Fund;
                                                        Investment Advisory and
                                                        Other Services

Item 19.  Control Persons and Principal Holders of      Management of the Fund
          Securities................................

Item 20.  Investment Advisory and Other Services....    Investment Advisory and
                                                        Other Services

Item 21.  Brokerage Allocation and Other Practices..    Portfolio Transactions
                                                        and Brokerage;
                                                        Determination of Net
                                                        Asset Value

Item 22.  Tax Status................................    Taxation

Item 23.  Financial Statements......................    Financial Statements;
                                                        Report of Independent
                                                        Accountants


                           PART C - OTHER INFORMATION

         The information required to be in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS                    Subject to Completion                   [AEW LOGO]
                   Preliminary Prospectus dated _______, 2002

                                _________ Shares

                           AEW Real Estate Income Fund
                                  Common Shares
                                $15.00 per share

                                   ----------

      Investment Objectives. AEW Real Estate Income Fund (the "Fund") is a recently-organized, non-diversified, closed-end management investment company.

      o     The Fund's primary investment objective is high current income; and

      o     The Fund's secondary investment objective is capital appreciation.

      Portfolio Contents. Under normal market conditions, the Fund will invest at least 90% of its total assets in income-producing common shares, preferred shares, convertible preferred shares and debt securities issued by Real Estate Companies (companies, including real estate investment trusts ("REITs"), that generally derive at least 50% of their revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or have at least 50% of their assets invested in such real estate). The Fund will, under normal market conditions, invest at least 80% of its total assets in income-producing equity securities issued by REITs. In addition, the Fund may invest in non-investment grade fixed income securities, such as non-investment grade debt securities (commonly known as "junk bonds"), non-investment grade preferred and convertible preferred shares, although the Fund will not invest in non-investment grade fixed income securities if, as a result of such investment, more than 25% of the Fund's total assets would be invested in such securities. There can be no assurance that the Fund will achieve its investment objectives. For more information on the Fund's investment strategies, see "Investment Objectives and Policies" and "Principal Risks of the Fund."

                                                   (continued on following page)

      Investing in the common shares involves risks that are described in the "Principal Risks of the Fund" beginning on page [___] of this prospectus.

                               -----------------

                                                         Per Share    Total (3)

      Public offering price...........................    $[15.00]    $
      Sales load (1)..................................     $[.675]    $
      Proceeds, before expenses, to the Fund (2)......   $[14.325]    $

      (1) For a description of other compensation paid to the underwriters, see "Underwriting."

      (2) Not including estimated offering expenses of $[____]. The investment manager has agreed to pay organizational expenses and offering costs of the Fund (other than the sales load) that exceed $0.03 per common share.

      The underwriters may also purchase up to an additional [_______] common shares at the public offering price, less the sales load, within 45 days of the date of this prospectus to cover over-allotments. If this option is exercised in full, the total public offering price, sales load, and proceeds to the Fund will be $____, $____, and $____, respectively.

      Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

      The common shares will be ready for delivery on or about _____________, 2002.

                                 [Underwriters]

                                   ----------

            The date of this prospectus is___________________, 2002.

      (continued from previous page)

      Leverage. The Fund intends to use leverage by issuing preferred shares representing approximately 35% of the Fund's capital after their issuance or, alternatively, through issuing commercial paper or notes or through other borrowings. Through leveraging, the Fund will seek to obtain a higher return for holders of common shares than if the Fund did not use leverage. Leverage is a speculative technique, and there are special risks and costs associated with leveraging. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. See "Use of Leverage - Leverage Risks."

      No Prior History. Because the Fund is recently organized, its common shares have no history of public trading. The shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares a relatively short time after completion of the public offering. The Fund has applied to list the common shares on the American Stock Exchange, subject to notice of issuance, under the symbol "[_____]".

      This prospectus sets forth concisely information about the Fund you should know before investing. You should read the prospectus before deciding whether to invest and retain it for future reference. A Statement of Additional Information, dated [___________] (the "SAI"), containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus. You can review the table of contents of the SAI on page [__] of this prospectus. You may request a free copy of the SAI by calling [____________] or by writing to the Fund. You may also obtain the SAI and other information regarding the Fund on the Securities and Exchange Commission's web site (http://www.sec.gov).

                                TABLE OF CONTENTS

                                                                           Page

PROSPECTUS SUMMARY.............................................................4
SUMMARY OF FUND EXPENSES......................................................19
THE FUND......................................................................21
USE OF PROCEEDS...............................................................21
INVESTMENT OBJECTIVES AND POLICIES............................................21
USE OF LEVERAGE...............................................................25
INTEREST RATE TRANSACTIONS....................................................27
PRINCIPAL RISKS OF THE FUND...................................................28
ADDITIONAL RISK CONSIDERATIONS................................................34
MANAGEMENT OF THE FUND........................................................35
NET ASSET VALUE...............................................................36
DIVIDENDS AND DISTRIBUTIONS...................................................37
CLOSED-END STRUCTURE..........................................................39
POSSIBLE CONVERSION TO OPEN-END STATUS........................................39
REPURCHASE OF SHARES..........................................................39
TAX MATTERS...................................................................40
DESCRIPTION OF SHARES.........................................................40
CERTAIN PROVISIONS IN THE DECLARATION OF TRUST................................42
UNDERWRITING..................................................................44
CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR............45
REPORTS TO SHAREHOLDERS.......................................................45
LEGAL MATTERS.................................................................45
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................46

                                   ----------

Please see page [__] for important privacy policy information.

      You should rely only on the information contained or incorporated by reference in this prospectus. The Fund has not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this prospectus is accurate only as of the date of this prospectus. The Fund's business, financial condition and prospects may have changed since that date.

      Until __________, 2002 (25 days after the date of this prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealer's obligation to deliver a prospectus when acting as an underwriter and with respect to its unsold allotments or subscriptions.

--------------------------------------------------------------------------------

                               PROSPECTUS SUMMARY

      This is only a summary. This summary may not contain all of the information that you should consider before investing in the Fund's common shares. You should review the more detailed information contained in this prospectus and in the SAI, especially the information set forth under the heading "Principal Risks of the Fund" and "Additional Risk Considerations."

The Fund................................  AEW Real Estate Income Fund (the
                                          "Fund") is a recently organized,
                                          non-diversified, closed-end management
                                          investment company.

The Offering............................  The Fund is offering [__________]
                                          common shares of beneficial interest
                                          ("Common Shares") through a group of
                                          underwriters led by
                                          ____________________. You must
                                          purchase at least 100 Common Shares
                                          ($1,500). The Fund has granted the
                                          underwriters an option to purchase up
                                          to [__________] additional Common
                                          Shares to cover over-allotments. The
                                          initial public offering price is
                                          $15.00 per share. See "Underwriting."
                                          AEW Management and Advisors, L.P. (the
                                          "Investment Manager") has agreed to
                                          pay organizational expenses and
                                          offering costs of the Fund (other than
                                          the sales load) that exceed $0.03 per
                                          Common Share.

Investment Objectives and Policies......  The Fund's primary investment objective is high current income.
                                          Capital appreciation is a secondary
                                          investment objective. There can be no
                                          assurance that the Fund's investment
                                          objectives will be achieved. The
                                          Fund's investment objectives and
                                          certain investment policies are
                                          considered fundamental and may not be
                                          changed without shareholder approval.
                                          See "Investment Objectives and
                                          Policies."

                                          Under normal market conditions, the
                                          Fund will invest at least 90% of its
                                          total assets in income-producing
                                          common shares, preferred shares,
                                          convertible preferred shares and debt
                                          securities issued by Real Estate
                                          Companies, including real estate
                                          investment trusts, or "REITs." A "Real
                                          Estate Company" is a company that
                                          generally derives at least 50% of its
                                          revenue from the ownership,
                                          construction, financing, management or
                                          sale of commercial, industrial or
                                          residential real estate (or has at
                                          least 50% of its assets invested in
                                          such real estate). As part of this
                                          policy, the Fund may also invest in
                                          rights or warrants to purchase
                                          income-producing common and preferred
                                          shares of Real Estate Companies. Under
                                          normal market conditions, the
                                          Investment Manager expects to invest
                                          approximately 60% to 80% of the Fund's
                                          total assets in common shares of Real
                                          Estate Companies and approximately 20%
                                          to 40% of its total assets in
                                          preferred shares, including
                                          convertible preferred shares, issued
                                          by Real Estate Companies. Under normal
                                          market conditions, at least 80% of the
                                          Fund's total assets will be invested
                                          in income-producing equity securities
                                          issued by REITs. A significant portion
                                          of the equity securities of the Real
                                          Estate Companies in which the Fund
                                          invests are expected to trade on a
                                          national securities

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          exchange or in the
                                          over-the-counter-market. A REIT is a
                                          Real Estate Company that pools
                                          investors' funds for investment
                                          primarily in income-producing real
                                          estate or in real estate related loans
                                          (such as mortgages) or other
                                          interests. REITs are generally not
                                          taxed on income distributed to
                                          shareholders provided they distribute
                                          to their shareholders substantially
                                          all of their income and otherwise
                                          comply with the requirements of the
                                          Internal Revenue Code of 1986, as
                                          amended (the "Code"). As a result,
                                          REITs generally pay relatively high
                                          dividends (as compared to other types
                                          of companies). The Fund intends to use
                                          these REIT dividends in an effort to
                                          meet its primary objective of high
                                          current income. The Fund will
                                          primarily invest in Equity REITs,
                                          which invest the majority of their
                                          assets directly in real property and
                                          derive their income primarily from
                                          rents. The Fund may invest up to 20%
                                          of its total assets in U.S. Government
                                          obligations and debt securities,
                                          including convertible debt securities,
                                          issued by Real Estate Companies. The
                                          preferred shares, convertible
                                          preferred shares and debt securities
                                          in which the Fund may invest are
                                          sometimes collectively referred to in
                                          this Prospectus as "Fixed Income
                                          Securities." The Fund may invest in
                                          Fixed Income Securities that are below
                                          investment grade quality. A Fixed
                                          Income Security will be considered to
                                          be investment grade if, at the time of
                                          investment, such security has a rating
                                          of "BBB" or higher by Standard &
                                          Poor's Ratings Services ("S&P") or
                                          "Baa" or higher by Moody's Investors
                                          Service, Inc. ("Moody's") or an
                                          equivalent rating by another
                                          nationally recognized statistical
                                          rating agency or, if unrated, is
                                          judged to be of comparable quality by
                                          the Investment Manager. The Fund will
                                          not invest in non-investment grade
                                          Fixed Income Securities if, as a
                                          result of such investment, more than
                                          25% of the Fund's total assets would
                                          be invested in non-investment grade
                                          Fixed Income Securities. The Fund may
                                          invest up to 10% of its total assets
                                          in securities of non-U.S. issuers
                                          located in countries that are members
                                          of the Organisation For Economic
                                          Co-operation and Development. The Fund
                                          may invest in securities that are
                                          illiquid so long as no more than 10%
                                          of the total assets of the Fund (taken
                                          at market value at the time of
                                          investment) would be invested in such
                                          securities. The Fund will not invest
                                          more than 15% of its total assets in
                                          the securities of any one issuer other
                                          than the U.S. Government. The Fund may
                                          invest in interest rate swap or
                                          interest rate cap transactions in
                                          order to reduce the interest rate risk
                                          inherent in the Fund's underlying
                                          investments and capital structure. See
                                          "Use of Leverage" and "Interest Rate
                                          Transactions." The Fund may also
                                          purchase or sell futures or options on
                                          futures to hedge interest rate risks.
                                          See "Investment Objectives and
                                          Policies" and "Principal Risks of the
                                          Fund."

                                          In anticipation of or in response to
                                          adverse market conditions, for cash
                                          management purposes, or for defensive
                                          purposes, the Fund may temporarily
                                          hold all or a portion of its assets in
                                          cash, money market instruments, or
                                          bonds or other debt securities. The
                                          Fund would be


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          unable to achieve its investment
                                          objectives if a substantial portion of
                                          its assets consisted of such
                                          instruments.

Use of Leverage.........................  Subject to market conditions and the
                                          Fund's receipt of a AAA/aaa credit
                                          rating on the Fund Preferred Shares
                                          (defined below), approximately one to
                                          three months after completion of this
                                          offering, the Fund intends to offer
                                          preferred shares of beneficial
                                          interest ("Fund Preferred Shares")
                                          representing approximately 35% of
                                          the Fund's capital after their
                                          issuance. The issuance of Fund
                                          Preferred Shares will leverage your
                                          investment in Common Shares. As an
                                          alternative to Fund Preferred Shares,
                                          the Fund may incur leverage through
                                          the issuance of commercial paper or
                                          notes or other borrowings. Any Fund
                                          Preferred Shares or borrowings will
                                          have seniority over the Common Shares.

                                          The use of leverage creates an
                                          opportunity for increased Common Share
                                          net income, but also creates special
                                          risks for holders of Common Shares
                                          ("Common Shareholders"). It is
                                          anticipated that the Fund Preferred
                                          Shares will generally pay dividends
                                          based on short-term rates, which will
                                          be reset frequently. Borrowings may be
                                          at a fixed or floating rate. The Fund
                                          may seek to protect itself from the
                                          risk of increasing dividends or
                                          interest expenses resulting from an
                                          increase in short-term interest rates
                                          by entering into a swap or cap
                                          transaction as to all or a portion of
                                          the Fund Preferred Shares or any
                                          borrowings. See "Interest Rate
                                          Transactions." As long as the rate of
                                          return, net of applicable Fund
                                          expenses, on the Fund's portfolio
                                          investments exceeds Fund Preferred
                                          Share dividend rates, as reset
                                          periodically, interest on any
                                          borrowings or the payment rate set by
                                          any interest rate swap, the investment
                                          of the proceeds of the Fund Preferred
                                          Shares or any borrowing will generate
                                          more income than will be needed to pay
                                          such dividends, interest rate or swap
                                          payment. If so, the excess may be
                                          available to pay higher dividends to
                                          Common Shareholders. If, however, the
                                          dividends or interest rate on any
                                          borrowings, as modified by any cap, or
                                          the payment rate set by any interest
                                          rate swap, exceeds the rate of return
                                          on the Fund's investment portfolio,
                                          the return to Common Shareholders will
                                          be less than if the Fund had not used
                                          leverage. Fund Preferred Shares are
                                          expected to pay cumulative dividends,
                                          which may tend to increase leverage
                                          risk.

                                          The holders of Fund Preferred Shares,
                                          voting as a separate class, will be
                                          entitled to elect two members of the
                                          Board of Trustees of the Fund and, in
                                          the event that the Fund fails to pay
                                          two full years of accrued dividends on
                                          the Fund Preferred Shares, the holders
                                          of the Fund Preferred Shares will be
                                          entitled to elect a majority of the
                                          members of the Board of Trustees. See
                                          "Use of Leverage" and "Description of
                                          Shares - Fund Preferred Shares."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          There is no assurance that the Fund
                                          will utilize leverage or that, if
                                          utilized, the Fund's leveraging
                                          strategy will be successful. See "Use
                                          of Leverage - Leverage Risk."

                                          Leverage Risk. Leverage creates two
                                          major types of risks for Common
                                          Shareholders:

                                          o   The likelihood of greater
                                              volatility of net asset value and
                                              market price of Common Shares
                                              because changes in the value of
                                              the Fund's portfolio (including
                                              changes in the value of any
                                              interest rate swap, if applicable)
                                              are borne entirely by the Common
                                              Shareholders; and

                                          o   The possibility either that Common
                                              Share income will fall if the
                                              dividend rate on the Fund
                                              Preferred Shares or the interest
                                              rate on any borrowings rises, or
                                              that Common Share income will
                                              fluctuate because the dividend
                                              rate on the Fund Preferred Shares
                                              or the interest rate on any
                                              borrowings varies.

                                          When the Fund is utilizing leverage,
                                          the fees paid to the Investment
                                          Manager and its affiliates for
                                          investment advisory, management and
                                          other services will be higher than if
                                          the Fund did not utilize leverage
                                          because the fees paid will be
                                          calculated based on the Fund's managed
                                          assets (which include the liquidation
                                          preference on any Fund Preferred
                                          Shares and the principal amount of any
                                          borrowings used for leverage). As a
                                          result, the Investment Manager has a
                                          financial incentive for the Fund to
                                          issue Fund Preferred Shares or to
                                          otherwise incur leverage, which may
                                          create a conflict of interest.

Interest Rate Transactions..............  In order to reduce the interest rate risk inherent in the Fund's underlying
                                          investments and capital structure, the
                                          Fund may enter into interest rate swap
                                          or cap transactions. The use of
                                          interest rate swaps and caps is a
                                          highly specialized activity that
                                          involves investment techniques and
                                          risks different from those associated
                                          with ordinary portfolio security
                                          transactions. Common Shareholders will
                                          bear the risks associated with the
                                          Fund's use of interest rate
                                          transactions. In an interest rate
                                          swap, the Fund would agree to pay to
                                          the other party to the interest rate
                                          swap (the "counterparty") a fixed rate
                                          payment in exchange for the
                                          counterparty agreeing to pay to the
                                          Fund a variable rate payment that is
                                          intended to approximate the Fund's
                                          variable rate payment obligation on
                                          the Fund Preferred Shares or any
                                          variable rate borrowing. The payment
                                          obligations would be based on the
                                          notional amount of the swap. In an
                                          interest rate cap, the Fund would pay
                                          a premium to the counterparty to the
                                          interest rate cap and, to the extent
                                          that a specified variable rate index
                                          exceeds a predetermined fixed rate,

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          would receive from the counterparty
                                          payments of the difference based on
                                          the notional amount of such cap.
                                          Depending on the state of interest
                                          rates in general, the Fund's use of
                                          interest rate swaps or caps could
                                          enhance or decrease the net income of
                                          the Common Shares. To the extent there
                                          is a decline in interest rates, the
                                          value of the interest rate swap or cap
                                          could decline, and could result in a
                                          decline in the net asset value of the
                                          Common Shares. In addition, if the
                                          counterparty to an interest rate swap
                                          or cap defaults, the Fund would be
                                          obligated to make the payments that it
                                          had intended to avoid. Depending on
                                          whether the Fund would be entitled to
                                          receive net payments from the
                                          counterparty on the swap or cap, which
                                          in turn would depend on the general
                                          state of short-term interest rates and
                                          the returns on the Fund's portfolio
                                          securities at that point in time, such
                                          default could negatively impact the
                                          performance of the Common Shares. In
                                          addition, there is a risk that the
                                          Fund will not be able to enter into
                                          suitable interest rate swap or cap
                                          transactions, or that the terms of an
                                          interest rate swap or cap transaction
                                          will be less favorable to the Fund
                                          than expected. Similarly, at the time
                                          an interest rate swap or cap
                                          transaction terminates, the Fund may
                                          not be able to obtain a replacement
                                          transaction, or the terms of any
                                          replacement transaction may not be as
                                          favorable to the Fund. If these
                                          situations occur, they could have a
                                          negative impact on the performance of
                                          the Fund's Common Shares. If the Fund
                                          fails to maintain the required 200%
                                          asset coverage of the liquidation
                                          value of the outstanding Fund
                                          Preferred Shares or if the Fund loses
                                          its expected AAA/aaa rating on the
                                          Fund Preferred Shares or fails to
                                          maintain other covenants, the Fund may
                                          be required to redeem some or all of
                                          the Fund Preferred Shares. Similarly,
                                          the Fund could be required to prepay
                                          the principal amount of any
                                          borrowings. Such redemption or
                                          prepayment likely would result in the
                                          Fund seeking to terminate early all or
                                          a portion of any swap or cap
                                          transaction. Early termination of a
                                          swap or cap could result in a
                                          termination payment by or to the Fund.
                                          The Fund does not intend to enter into
                                          interest rate swap or cap transactions
                                          having a notional amount that exceeds
                                          the outstanding amount of the Fund's
                                          leverage. In addition to using swaps
                                          and caps, the Fund may also purchase
                                          or sell futures contracts or options
                                          on futures contracts in an attempt to
                                          hedge interest rate risks. See "Use of
                                          Leverage" and "Interest Rate
                                          Transactions" for additional
                                          information.

Principal Risks of the Fund.............  The Fund is a non-diversified, closed-end management investment
                                          company designed primarily as a
                                          long-term investment and not as a
                                          trading vehicle. The Fund is not
                                          intended to be a complete investment
                                          program and, due to the uncertainty
                                          inherent in all investments, there can
                                          be no assurance that the Fund will
                                          achieve its investment objectives.

                                          The following paragraphs summarize the
                                          principal risks to which the Fund and
                                          the Common Shares are subject.

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                                      -8-
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                                          For a more complete discussion of
                                          these risks, see "Principal Risks of
                                          the Fund."

                                          No Operating History. As a recently
                                          organized entity, the Fund has no
                                          operating history. See "The Fund."

                                          Investment Risk. An investment in the
                                          Fund is subject to investment risk,
                                          including the possible loss of the
                                          entire principal amount that you
                                          invest.

                                          Issuer Risk. The value of an equity or
                                          debt security may decline for a number
                                          of reasons that directly relate to the
                                          Real Estate Company that issues it,
                                          such as management performance,
                                          financial leverage and reduced demand
                                          for the Real Estate Company's
                                          properties and services.

                                          Market Risk. Your investment in the
                                          Common Shares represents an indirect
                                          investment in the REIT shares and
                                          other securities of Real Estate
                                          Companies owned by the Fund, a
                                          significant portion of which are
                                          expected to trade on a national
                                          securities exchange or in the
                                          over-the-counter markets. The value of
                                          these securities, like other
                                          investments traded on securities
                                          markets, may move up or down,
                                          sometimes rapidly and unpredictably.
                                          Preferred shares and debt securities
                                          are generally more sensitive to
                                          changes in interest rates than common
                                          stocks. When interest rates rise, the
                                          market value of preferred shares and
                                          debt securities generally will fall.
                                          Your Common Shares at any point in
                                          time may be worth less than what you
                                          invested, even after taking into
                                          account the reinvestment of Fund
                                          dividends and distributions. The Fund
                                          may utilize leverage, which magnifies
                                          market risk. See "Use of Leverage -
                                          Leverage Risk."

                                          Interest Rate Risk. Interest rate risk
                                          is the risk that fixed-income
                                          investments such as preferred shares,
                                          U.S. Government obligations and debt
                                          securities, and to a lesser extent
                                          dividend-paying common stocks such as
                                          REIT common shares, will decline in
                                          value because of changes in interest
                                          rates. When interest rates rise, the
                                          market value of such securities
                                          generally will fall. The Fund's
                                          investment in such securities means
                                          that the net asset value and market
                                          price of Common Shares will tend to
                                          decline if market interest rates rise.
                                          Also, during periods of declining
                                          interest rates, many mortgages may be
                                          refinanced, which may reduce the yield
                                          from securities of Real Estate
                                          Companies that invest primarily in
                                          loans secured by real estate and
                                          generally derive their income
                                          primarily from interest payments on
                                          mortgage loans. The Fund intends to
                                          use leverage, which may tend to
                                          magnify interest rate risk. See "Use
                                          of Leverage - Leverage Risk." The Fund
                                          may use swaps, caps, futures contracts
                                          and options on futures contracts to
                                          help control interest rate risk. See
                                          "Investment Objectives and Policies -
                                          Portfolio Composition - Short Sales
                                          and Derivatives"

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                                      -9-
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                                          and "Interest Rate Transactions."

                                          General Real Estate Risks. Because the
                                          Fund concentrates its assets in the
                                          real estate industry, your investment
                                          in the Fund will be closely linked to
                                          the performance of the real estate
                                          markets. Property values may fall due
                                          to supply and demand disparities,
                                          increasing vacancies or declining
                                          rents resulting from economic, legal,
                                          cultural or technological
                                          developments. Real Estate Company
                                          prices also may drop because of the
                                          failure of borrowers to pay their
                                          loans and poor management. Many Real
                                          Estate Companies (including REITs)
                                          utilize leverage, which increases
                                          investment risk and could adversely
                                          affect a Real Estate Company's
                                          operations and market value in periods
                                          of rising interest rates. In addition,
                                          there are risks associated with
                                          particular sectors of the real estate
                                          industry.

                                                  Retail Properties. Retail
                                          properties are affected by the overall
                                          health of the national and relevant
                                          local economy and may be adversely
                                          affected by the growth of alternative
                                          forms of retailing, bankruptcy,
                                          departure or cessation of operations
                                          of a tenant, a shift in consumer
                                          demand due to demographic changes,
                                          spending patterns and lease
                                          terminations.

                                                  Office Properties. Office
                                          properties are affected by the overall
                                          health of the national and relevant
                                          local economy, as well as by other
                                          factors such as a downturn in the
                                          businesses operated by their tenants,
                                          obsolescence, non-competitiveness and
                                          the high capital expenditures needed
                                          to operate such properties.

                                                  Hotel Properties. The risks of
                                          hotel properties include, among other
                                          things, the necessity of a high level
                                          of continuing capital expenditures,
                                          competition, increases in operating
                                          costs that may not be offset by
                                          increases in revenues, dependence on
                                          business and commercial travelers and
                                          tourism, increases in fuel costs and
                                          other expenses of travel, and adverse
                                          effects of general and local economic
                                          conditions. Hotel properties tend to
                                          be more sensitive to adverse economic
                                          conditions and competition than many
                                          other commercial properties.


                                                  Healthcare Properties.
                                          Healthcare properties and healthcare
                                          providers are affected by several
                                          significant factors, including
                                          federal, state and local laws
                                          governing licenses, certification,
                                          adequacy of care, pharmaceutical
                                          distribution, rates, equipment,
                                          personnel and other factors regarding
                                          operations; continued availability of
                                          revenue from government reimbursement
                                          programs (primarily Medicaid and
                                          Medicare) and from private sector
                                          health insurance providers; and
                                          competition on a local and regional
                                          basis. The failure of any healthcare
                                          operator to comply with governmental
                                          laws and regulations may

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                                      -10-
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                                          affect its ability to operate its
                                          facility or receive government
                                          reimbursements.

                                                  Multifamily/Residential
                                          Properties. The value and successful
                                          operation of a multifamily/residential
                                          property may be affected by a number
                                          of factors such as the location of the
                                          property, the ability of the
                                          management team, the type of services
                                          provided by the property, the level of
                                          mortgage rates, the presence of
                                          competing properties, adverse economic
                                          conditions in the locale, the
                                          relocation of tenants to new
                                          properties with better amenities,
                                          oversupply, and rent control laws or
                                          other laws affecting such properties.

                                                  Self-Storage Properties. The
                                          value and successful operation of a
                                          self-storage property may be affected
                                          by a number of factors, such as the
                                          ability of the management team, the
                                          location of the property, the presence
                                          of competing properties, changes in
                                          traffic patterns, and adverse effects
                                          of general and local economic
                                          conditions.

                                                  Insurance Risk. Certain of the
                                          Real Estate Companies in which the
                                          Fund invests may carry comprehensive
                                          liability, fire, flood, earthquake
                                          extended coverage and rental loss
                                          insurance with various policy
                                          specifications, limits and
                                          deductibles. Should any type of
                                          uninsured loss occur (or if an insurer
                                          is unwilling or unable to pay on a
                                          claim), the Real Estate Company could
                                          lose its investment in, and
                                          anticipated profits and cash flows
                                          from, a number of properties. Such a
                                          loss would impact the Fund's
                                          investment performance.

                                                  Financial Leverage Risk. Real
                                          Estate Companies may be highly
                                          leveraged and financial covenants may
                                          affect the ability of Real Estate
                                          Companies to operate effectively or
                                          pay dividends. If the principal
                                          payments of a Real Estate Company's
                                          debt cannot be refinanced, extended or
                                          paid with proceeds from other capital
                                          transactions, such as new equity
                                          capital, the Real Estate Company's
                                          cash flow may not be sufficient to pay
                                          dividends or to repay all maturing
                                          debt outstanding, which would impact
                                          the Fund's investment performance.

                                                  Environmental Issues. In
                                          connection with the ownership (direct
                                          or indirect), operation, management
                                          and development of real properties
                                          that may contain hazardous or toxic
                                          substances, a Real Estate Company may
                                          be considered an owner, operator or
                                          responsible party of such properties
                                          and, therefore, may be potentially
                                          liable for removal or remediation
                                          costs as well as certain other costs,
                                          including governmental fines and
                                          liabilities for injuries to persons
                                          and property. The existence of any
                                          such environmental liability could
                                          have a material adverse effect on the
                                          results of operations and cash flow of
                                          any such Real Estate Company and, as a
                                          result, the net

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                                      -11-
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                                          asset value of the Common Shares or
                                          the amount available to make
                                          distributions on shares of the Fund
                                          could be reduced.

                                                  Smaller Companies. Even the
                                          larger Real Estate Companies in the
                                          industry tend to be small to
                                          medium-sized companies in relation to
                                          the equity markets as a whole. Real
                                          Estate Company shares, therefore, can
                                          be more volatile than, and perform
                                          differently from, larger company
                                          stocks. There may be less trading in a
                                          smaller company's stock, which means
                                          that buy and sell transactions in that
                                          stock could have a larger impact on
                                          the stock's price than is the case
                                          with larger company stocks. Further,
                                          smaller companies may have fewer
                                          business lines; changes in any one
                                          line of business, therefore, may have
                                          a greater impact on a smaller
                                          company's stock price than is the case
                                          for a larger company. Smaller company
                                          shares may also perform differently in
                                          different cycles than larger company
                                          shares. Accordingly, Real Estate
                                          Company shares can be more volatile
                                          than - and at times will perform
                                          differently from - large company
                                          shares such as those found in the Dow
                                          Jones Industrial Average.

                                                  As of August 31, 2002, the
                                          market capitalization of REITs ranged
                                          in size from approximately $89 million
                                          to approximately $11 billion.

                                                  Tax Issues. REITs are subject
                                          to a highly technical and complex set
                                          of provisions in the Code. It is
                                          possible that the Fund may invest in a
                                          Real Estate Company that purports to
                                          be a REIT but does not satisfy all of
                                          the conditions of REIT status in any
                                          year. In some cases, the Real Estate
                                          Company may still be able to qualify
                                          for REIT status after payment of a
                                          penalty tax. Otherwise, a Real Estate
                                          Company that fails to qualify for REIT
                                          status would be subject to
                                          corporate-level taxation. In either
                                          case, the return to the Fund on its
                                          investment in such company would be
                                          reduced. REITs could possibly fail to
                                          qualify for tax free pass-through of
                                          income under the Code, or to maintain
                                          their exemptions from registration
                                          under the Investment Company Act of
                                          1940, as amended (the "1940 Act"). The
                                          above factors may also adversely
                                          affect a borrower's or a lessee's
                                          ability to meet its obligations to the
                                          REIT. In the event of a default by a
                                          borrower or lessee, the REIT may
                                          experience delays in enforcing its
                                          rights as a mortgagee or lessor and
                                          may incur substantial costs associated
                                          with protecting its investments.

                                          Lower-rated Securities Risk.
                                          Lower-rated preferred stock or debt
                                          securities, or equivalent unrated
                                          securities, which are commonly known
                                          as "junk bonds," generally involve
                                          greater volatility of price and risk
                                          of loss of income and principal, and
                                          may be more susceptible to real or
                                          perceived adverse economic and
                                          competitive industry conditions than
                                          higher grade securities. It is
                                          reasonable

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                                      -12-
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                                          to expect that any adverse economic
                                          conditions could disrupt the market
                                          for lower-rated securities, have an
                                          adverse impact on the value of those
                                          securities, and adversely affect the
                                          ability of the issuers of those
                                          securities to repay principal and
                                          interest on those securities.

                                          Interest Rate Transactions Risk. The
                                          Fund may enter into a swap or cap
                                          transaction to attempt to protect
                                          itself from increasing dividend or
                                          interest expenses resulting from
                                          increasing short-term interest rates.
                                          A decline in interest rates may result
                                          in a decline in the value of the swap
                                          or cap, which may result in a decline
                                          in the net asset value of the Fund. A
                                          sudden and dramatic decline in
                                          interest rates may result in a
                                          significant decline in the net asset
                                          value of the Fund. See "Interest Rate
                                          Transactions."

                                          Risks of Futures and Options on
                                          Futures. The use by the Fund of
                                          futures contracts and options on
                                          futures contracts to hedge interest
                                          rate risks can reduce the opportunity
                                          for gain by offsetting the positive
                                          effect on favorable movements in the
                                          hedged interest rates. The Fund could
                                          lose money if the counterparty to a
                                          futures contract or option on a
                                          futures contract is unwilling or
                                          unable to honor its obligations to the
                                          Fund. Furthermore, there is no
                                          assurance that a liquid secondary
                                          market will exist for any particular
                                          futures contract or option thereon at
                                          any particular time. If the Fund were
                                          unable to liquidate a futures contract
                                          or an option on a futures contract
                                          position due to the absence of a
                                          liquid secondary market or the
                                          imposition of price limits, it could
                                          incur substantial losses. The Fund
                                          would continue to be subject to market
                                          risk and counterparty risk with
                                          respect to the position.

                                          Foreign Security Risk. The prices of
                                          foreign securities may be affected by
                                          factors not present with U.S.
                                          securities, including currency
                                          exchange rates, political and economic
                                          conditions, less stringent regulation
                                          and higher volatility. As a result,
                                          many foreign securities may be less
                                          liquid and more volatile than U.S.
                                          securities.

                                          Liquidity Risk. The Fund may invest in
                                          securities that are illiquid so long
                                          as no more than 10% of the total
                                          assets of the Fund (taken at market
                                          value at the time of investment) would
                                          be invested in such securities.
                                          Illiquid securities are those that
                                          cannot be disposed of within seven
                                          days in the ordinary course of
                                          business at approximately the amount
                                          at which the Fund has valued the
                                          securities. Illiquid securities may
                                          trade at a discount from comparable,
                                          more liquid investments, and may be
                                          subject to wide fluctuations in market
                                          value. Also, the Fund may not be able
                                          to dispose of illiquid securities when
                                          that would be beneficial at a
                                          favorable time or price.

                                          Risks of Warrants and Rights. Warrants
                                          and rights are subject to the same
                                          market risks as stocks, but may be

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                                      -13-
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                                          more volatile in price. An investment
                                          in warrants or rights may be
                                          considered speculative. The purchase
                                          of warrants or rights involves the
                                          risk that the Fund could lose the
                                          purchase value of a warrant or right
                                          if the right to subscribe to
                                          additional shares is not exercised
                                          prior to the warrant's or right's
                                          expiration. Also, the purchase of
                                          warrants and rights involves the risk
                                          that the effective price paid for the
                                          warrant or right, added to the
                                          subscription price of the related
                                          security, may exceed the subscribed
                                          security's market price, such as when
                                          there is no movement in the price of
                                          the underlying security or when the
                                          market price of the underlying
                                          security decreases.

                                          Inflation Risk. Inflation risk is the
                                          risk that the value of assets or
                                          income from investments will be worth
                                          less in the future as inflation
                                          decreases the present value of future
                                          payments. As inflation increases, the
                                          real value of the Common Shares and
                                          distributions can decline and the
                                          dividend payments on the Fund
                                          Preferred Shares, if any, or interest
                                          payments on any borrowings may
                                          increase, which would tend further to
                                          reduce returns to Common Shareholders.

                                          Market Price Discount from Net Asset
                                          Value. Shares of closed-end investment
                                          companies frequently trade at a
                                          discount from their net asset value.
                                          This characteristic is a risk separate
                                          and distinct from the risk that net
                                          asset value would decrease as a result
                                          of investment activities and may be
                                          greater for investors expecting to
                                          sell their shares a relatively short
                                          time following completion of this
                                          offering. The Fund cannot predict
                                          whether the Common Shares will trade
                                          at, above or below net asset value.
                                          The Common Shares are designed
                                          primarily for long-term investors, and
                                          you should not view the Fund as a
                                          vehicle for trading purposes.

Additional Risk Considerations..........  In addition to the principal risks summarized above, the Fund and the
                                          Common Shares are also subject to
                                          additional risks. See "Additional Risk
                                          Considerations" for a more complete
                                          description of the additional risks
                                          described below.

                                          Portfolio Turnover. The Fund may
                                          engage in frequent and active
                                          portfolio trading when considered
                                          appropriate, but it will not use
                                          short-term trading as the primary
                                          means of achieving its investment
                                          objectives. There are no limits on the
                                          rate of portfolio turnover. A higher
                                          turnover rate results in
                                          correspondingly greater brokerage
                                          commissions and other transactional
                                          expenses, which are borne by the Fund.

                                          Non-Diversified Status. Because the
                                          Fund, as a "non-diversified"
                                          investment company under the 1940 Act,
                                          can invest a greater portion of its
                                          assets in obligations of a

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                                      -14-
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                                          single issuer than, and invest in a
                                          smaller number of individual issuers
                                          than, a "diversified" fund, an
                                          investment in the Fund presents
                                          greater risk to you than an investment
                                          in a diversified company. The Fund
                                          will be more susceptible than a
                                          diversified fund to being adversely
                                          affected by any single corporate,
                                          economic, political or regulatory
                                          occurrence. See "Investment Objectives
                                          and Policies." To help control this
                                          risk, the Fund will not invest more
                                          than 15% of its total assets in the
                                          securities of any one issuer other
                                          than the U.S. Government. In addition,
                                          the Fund intends to diversify its
                                          investments to the extent necessary to
                                          maintain its status as a regulated
                                          investment company under the Code. See
                                          "Taxation" in the SAI.

                                          Anti-Takeover Provisions. The Fund's
                                          Amended and Restated Agreement and
                                          Declaration of Trust (the
                                          "Declaration") includes provisions
                                          that could have the effect of limiting
                                          the ability of other entities or
                                          persons to acquire control of the Fund
                                          or convert the Fund to open-end
                                          status. These provisions may have the
                                          effect of depriving you of an
                                          opportunity to sell your shares at a
                                          premium over prevailing market prices.
                                          See "Certain Provisions in Declaration
                                          of Trust."

                                          Recent Developments. As a result of
                                          the terrorist attacks on the World
                                          Trade Center and the Pentagon on
                                          September 11, 2001, some of the U.S.
                                          securities markets were closed for a
                                          four-day period. These terrorist
                                          attacks and related events have led to
                                          increased short-term market volatility
                                          and may have long-term effects on U.S.
                                          and world economies and markets. A
                                          similar disruption of the financial
                                          markets could impact interest rates,
                                          auctions, secondary trading, ratings,
                                          credit risk, inflation and other
                                          factors relating to the Common Shares
                                          and the Fund Preferred Shares.

                                          Given the risks described above, an
                                          investment in the Fund may not be
                                          appropriate for all investors. You
                                          should carefully consider your ability
                                          to assume these risks before making an
                                          investment in the Fund.

Investment Manager,
Administrator
and Sub-Administrator...................  AEW Management and Advisors, L.P. will be the Fund's investment manager. The
                                          Investment Manager is a real estate
                                          investment advisory firm that provides
                                          investment management and related
                                          services to institutional and retail
                                          investors. Together with its
                                          affiliates operating under the AEW
                                          name, the Investment Manager managed
                                          nearly $7 billion of client capital as
                                          of June 30, 2002. The Investment
                                          Manager is a subsidiary of CDC IXIS
                                          Asset Management North America, L.P.,
                                          which, together with its subsidiaries
                                          and affiliates in the U.S., Europe and
                                          Asia, managed approximately $310
                                          billion in assets for

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                                      -15-
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                                          institutions and individuals as of
                                          June 30, 2002. An affiliate of the
                                          Investment Manager, CDC IXIS Asset
                                          Management Services, Inc. ("CDC IXIS
                                          Services"), will have responsibility
                                          for providing or procuring
                                          administrative services for the Fund
                                          and assisting the Fund with
                                          operational needs pursuant to an
                                          Administration Agreement. As permitted
                                          by the Administration Agreement, CDC
                                          IXIS Services has entered into an
                                          agreement with [____________] to
                                          perform certain administrative
                                          functions subject to the supervision
                                          of CDC IXIS Services (the
                                          "Sub-Administration Agreement"). See
                                          "Management of the Fund -
                                          Administration and Sub-Administration
                                          Agreements."

Fees and Expenses.......................  The Fund will pay the Investment
                                          Manager a monthly fee computed at the
                                          annual rate of 0.80% of average daily
                                          managed assets (which include the
                                          liquidation preference of any Fund
                                          Preferred Shares and the principal
                                          amount of any borrowings used for
                                          leverage). The Investment Manager has
                                          contractually agreed to waive a
                                          portion of its investment management
                                          fees in the amount of 0.25% of average
                                          daily total managed assets for the
                                          first five years of the Fund's
                                          operations (through [____________],
                                          2007), and in declining amounts for
                                          each of the four years thereafter
                                          (through _________, 2011). See
                                          "Management of the Fund - Investment
                                          Manager."

                                          Under the Administration Agreement,
                                          the Fund pays CDC IXIS Services a
                                          monthly administration fee computed on
                                          the basis of the net assets of the
                                          Fund at an annual rate equal to 0.06%
                                          of the first $300 million in assets
                                          and 0.0575% of assets in excess of
                                          $300 million, with a minimum annual
                                          fee of $150,000. Under the
                                          Sub-Administration Agreement, CDC IXIS
                                          Services (and not the Fund) pays
                                          [____________] a monthly
                                          administration fee computed on the
                                          basis of the net assets of the Fund at
                                          an annual rate equal to [0.__]% of the
                                          first $[___] million in assets,
                                          [0.__]% of the next $[___] million,
                                          and [0.__]% of assets in excess of
                                          $[___] million. See "Management of the
                                          Fund - Administration and
                                          Sub-Administration Agreements."

                                          When the Fund is utilizing leverage,
                                          the fees paid to the Investment
                                          Manager and its affiliates for
                                          investment advisory, management and
                                          other services will be higher than if
                                          the Fund did not utilize leverage
                                          because the fees paid will be
                                          calculated based on the Fund's managed
                                          assets, which include the liquidation
                                          preference of any Fund Preferred
                                          Shares and the principal amount of any
                                          borrowings used for leverage. As a
                                          result, the Investment Manager has a
                                          financial incentive for the Fund to
                                          issue Fund Preferred Shares or to
                                          otherwise incur leverage, which may
                                          cause a conflict of interest. The
                                          Fund's investment management fees and
                                          other expenses are borne only by the
                                          Common Shareholders, and not by
                                          holders of the Fund Preferred Shares.
                                          See "Use of

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                                      -16-
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                                          Leverage."

Listing and Symbol......................  The Fund has applied to list the
                                          Common Shares on the American Stock
                                          Exchange, subject to notice of
                                          issuance, under the symbol [_______].

Dividends and Distributions.............  Commencing with the Fund's first dividend, the Fund intends to make
                                          regular monthly cash distributions to
                                          Common Shareholders at a level rate
                                          based on the projected performance of
                                          the Fund, which rate may be adjusted
                                          from time to time. The Fund's ability
                                          to maintain a level dividend rate will
                                          depend on a number of factors,
                                          including the stability of income
                                          received from its investments and
                                          dividends payable on the Fund
                                          Preferred Shares or interest payments
                                          on borrowings. As portfolio and market
                                          conditions change, the rate of
                                          dividends on the Common Shares and the
                                          Fund's dividend policy will likely
                                          change. Over time, the Fund will
                                          distribute all of its net investment
                                          income (after payment of expenses,
                                          dividends on any Fund Preferred Shares
                                          and interest on any borrowings). In
                                          addition, at least annually, the Fund
                                          intends to distribute net capital gain
                                          and taxable ordinary income, if any,
                                          to you so long as the net capital gain
                                          and taxable ordinary income are not
                                          necessary to pay expenses or to pay
                                          accrued dividends on, or redeem or
                                          liquidate, any Fund Preferred Shares,
                                          or pay interest on any borrowings. The
                                          Fund expects to declare the initial
                                          monthly dividend on the Common Shares
                                          within 45 days of the completion of
                                          this offering and to pay the initial
                                          monthly dividend within approximately
                                          60 to 90 days after the completion of
                                          this offering, depending on market
                                          conditions. Following the commencement
                                          of this offering, the Fund intends to
                                          file an exemptive application with the
                                          Securities and Exchange Commission
                                          seeking an order under the 1940 Act
                                          facilitating the implementation of a
                                          dividend policy calling for monthly
                                          distributions of a fixed percentage of
                                          its net asset value ("Managed Dividend
                                          Policy"). If and when the Fund
                                          receives the requested relief, the
                                          Fund may, subject to the determination
                                          of its Board of Trustees, implement a
                                          Managed Dividend Policy. See
                                          "Dividends and Distributions."

Dividends Reinvestment Plan.............  Unless you elect to receive distributions in cash, you will
                                          receive distributions in additional
                                          Common Shares purchased in the open
                                          market or issued by the Fund through
                                          the Fund's Dividend Reinvestment Plan.
                                          Shareholders whose Common Shares are
                                          held in the name of a broker or
                                          nominee should contact the broker or
                                          nominee to confirm that the dividend
                                          reinvestment service is available. See
                                          "Dividends and Distributions" and "Tax
                                          Matters."

Custodian, Transfer Agent, Dividend
Disbursing Agent and Registrar..........  [____________] will act as custodian, and [_________________] will act as
                                          transfer agent, dividend

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          disbursing agent and registrar for the
                                          Fund. See "Custodian, Transfer Agent,
                                          Dividend Disbursing Agent and
                                          Registrar."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES

      The purpose of the table below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The Other Expenses shown in the table and related footnotes are based on estimated amounts for the Fund's first year of operations and assume that the Fund issues approximately [__] million Common Shares. If the Fund issues fewer Common Shares, all other things being equal, these expenses would increase. See "Dividends and Distributions - Dividend Reinvestment Plan."

      The following table assumes the issuance of Fund Preferred Shares in an amount equal to 35% of the Fund's capital (after their issuance), and shows Fund expenses as a percentage of net assets attributable to Common Shares. Footnote 2 to the table also shows Fund expenses as a percentage of net assets attributable to Common Shares, but assumes that no Fund Preferred Shares are issued or outstanding (such as will be the case prior to the Fund's expected issuance of Fund Preferred Shares).

Shareholder Transaction Expenses

     Sales Load Paid by You (as a percentage of offering price)........         [4.50]%
     Dividend Reinvestment Plan Fees...................................         None(1)

                                                                          Percentage Of Net
                                                                          Assets Attributable
                                                                          To Common Shares
                                                                          (assuming the
                                                                          issuance of Fund
                                                                          Preferred Shares) (2)
                                                                          ---------------------
Annual Expenses
     Investment Management Fees........................................         [___]%
     Other Expenses....................................................         [___]%
     Total Annual Expenses ............................................         [___]%
     Fee Waiver and Expense Reimbursement (Years 1-5) .................        ([___]%)(3)
     Net Annual Expenses...............................................         [___]% (3)

----------

(1) You will pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

(2) The table presented in this footnote estimates what the Fund's annual expenses would be stated as percentages of the Fund's net assets attributable to Common Shares but, unlike the table above, assumes that no Fund Preferred Shares are issued or outstanding. This will be the case, for instance, prior to the Fund's expected issuance of Fund Preferred Shares. In accordance with these assumptions, the Fund's expenses would be estimated to be as follows:

                                                                      Percentage of Net Assets
                                                                      Attributable to Common
                                                                      Shares (assuming no Fund
                                                                      Preferred Shares are issued
                                                                      or outstanding)
                                                                      ---------------------------
       Annual Expenses
       Investment Management Fees...............................              [.80]%
       Other Expenses...........................................              [__]%
       Total Annual Expenses....................................              [__]%
       Fee Waiver and Expense Reimbursement (Years 1-5).........              ([.25])%(3)
       Net Annual Expenses......................................              [__]%(3)

--------------------------------------------------------------------------------

(footnotes continued from previous page)

(3) The Investment Manager has contractually agreed to waive a portion of its investment management fees in the amount of 0.25% of average daily managed assets (which include the liquidation preference of any Fund Preferred Shares and the principal amount of any borrowings used for leverage) for the first five years of the Fund's operations, 0.20% of average daily managed assets in year six, 0.15% of average daily managed assets in year seven, 0.10% of average daily managed assets on year eight and 0.05% of average daily managed assets in year nine. The Investment Manager has not agreed to waive any portion of its fees beyond year nine of the Fund's operations. Without the fee waiver, "Net Annual Expenses" would be estimated to be [__]% of average daily net assets attributable to Common Shares (assuming the issuance of Fund Preferred Shares) and [___]% of average daily net assets attributable to Common Shares (assuming no Fund Preferred Shares are issued or outstanding). The Investment Manager has also agreed to pay all organizational expenses and offering costs (other than the sales load) that exceed $0.03 per Common Share (0.20% of the offering price).

      As required by relevant Securities and Exchange Commission regulations, the following example illustrates the expenses (including the sales load of $[__]) that you would pay on a $1,000 investment in Common Shares, assuming (1) total net annual expenses of [____]% of net assets attributable to Common Shares (assuming the issuance of Fund Preferred Shares) in years 1 through 5, increasing to [___]% in year six, [___]% in year seven, [___]% in year eight, [___]% in year nine and [___]% in year ten and (2) a 5% annual return(1).

             1 Year            3 Years        5 Years          10 Years(2)
               $__               $__            $__               $__

(1) The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate, that fees and expenses increase as described in note 2 below, and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

(2) Assumes waiver of management fees at the annual rate of 0.20% of the Fund's average daily managed assets in year six, 0.15% in year seven, 0.10% in year eight, and 0.05% in year nine. The Investment Manager has not agreed to waive any portion of the management fees it is entitled to receive from the Fund beyond year nine of the Fund's operations. See "Management of the Fund - Investment Management Agreement."

                                    THE FUND

      AEW Real Estate Income Fund is a recently organized, non-diversified, closed-end management investment company. The Fund was organized as a Massachusetts business trust on [___________], 2002 and is registered as an investment company under the 1940 Act. As a recently-organized entity, the Fund has no operating history. The Fund's principal office is located at 399 Boylston Street, Boston, Massachusetts 02116, and its telephone number is [(800) ___-____].

                                 USE OF PROCEEDS

      The net proceeds of the offering of Common Shares will be approximately $[_______] (or $[_______] if the underwriters exercise the over-allotment option in full) after payment of the estimated organizational and offering costs. The Investment Manager has agreed to pay the amount by which the aggregate of all of the Fund's organizational expenses and offering costs (other than the sales load) exceeds $0.03 per Common Share. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objectives and policies as stated below. It is presently anticipated that the Fund will be able to invest substantially all of the net proceeds in securities of Real Estate Companies that meet its investment objectives and policies within three months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in U.S. Government Securities or other high quality, short-term, securities.

                       INVESTMENT OBJECTIVES AND POLICIES

General

      The Fund's primary investment objective is high current income. Capital appreciation is the Fund's secondary investment objective. There can be no assurance that the Fund will achieve its investment objectives. The Fund's investment objectives are fundamental and may not be changed without the approval of shareholders. Unless otherwise indicated, the Fund's investment policies are not fundamental and may be changed by the Board of Trustees without the approval of shareholders. The Fund has a policy of concentrating its investments in the U.S. real estate industry and not in any other industry. This investment policy is considered fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. Under normal market conditions, the Fund will invest at least 90% of its total assets in income-producing common shares, preferred shares, convertible preferred shares (preferred shares that, upon the passage of time or the happening of certain events, convert into common shares) and debt securities issued by Real Estate Companies, including real estate investment trusts, or "REITs." Under normal market conditions, at least 80% of the Fund's total assets will be invested in income-producing equity securities issued by REITs. A significant portion of the equity securities of Real Estate Companies in which the Fund invests are expected to trade on a national securities exchange or in the over-the-counter markets. The Fund may invest up to 20% of its total assets in U.S. Government obligations and debt securities, including convertible debt securities, issued by Real Estate Companies. The Fund may invest in Fixed Income Securities that are below investment grade quality, including securities that are unrated but judged to be of comparable quality by the Investment Manager. A Fixed Income Security will be considered to be investment grade if, at the time of investment, such security has a rating of "BBB" or higher by S&P or "Baa" or higher by Moody's or an equivalent rating by a nationally recognized statistical rating agency or, if unrated, is judged to be of comparable quality by the Investment Manager. The Fund will not invest in non-investment grade Fixed Income Securities if, as a result of such investment, more than 25% of the Fund's total assets would be invested in non-investment grade Fixed Income Securities. At least 90% of the Fund's total assets will be invested in securities of U.S. issuers. The Fund may invest in securities that are illiquid so long as no more than 10% of the total assets of the Fund (taken at market value at the time of investment) would be invested in such securities. The Fund may invest up to 10% of its total assets in securities of non-U.S. issuers located in countries that are members of the Organisation For Economic Co-operation and Development. The Fund will not invest more than 15% of its total assets in the securities of any one issuer other than the U.S. Government, nor will it invest in real estate or in securities of Real Estate Companies that are controlled by the Investment Manager, CDC IXIS Asset Management North America, L.P. or their respective affiliates.

      In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. The Fund would be unable to achieve its investment objectives if a substantial portion of its assets consisted of such instruments.

      The Fund will not enter into short sales or invest in derivatives, except for interest rate hedging purposes as described in this prospectus. See "Use of Leverage" and "Interest Rate Transactions."

Investment Philosophy

      The Investment Manager employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. The Investment Manager believes that ultimately the performance of Real Estate Companies' securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Fund, the Investment Manager draws upon the combined expertise of its real estate, research and securities professionals.

Investment Process

      When selecting investments for the Fund, the Investment Manager generally considers the following factors that it believes help to identify those Real Estate Companies whose securities represent the greatest value and income and/or price appreciation potential:

      Valuation. The Investment Manager has developed a proprietary model to assess the relative value of each security in the Fund's investment universe. This model is designed to estimate what a Real Estate Company's anticipated cash flows are worth to a security investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps the Investment Manager to identify securities that it believes trade at discounts to either or both of these model values relative to similar securities. The Investment Manager will generally sell a security once it is considered overvalued or when the Investment Manager believes that there is greater relative value in other securities in the Fund's investment universe.

      Price. The Investment Manager examines the historic pricing of each Real Estate Company in the Fund's universe of potential investments. Those securities that have under-performed in price, either in absolute terms or relative to the Fund's universe in general, are generally given greater weight than those that have over-performed.

      Income. The Investment Manager further evaluates Real Estate Companies by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

      Catalysts. When evaluating a security, the Investment Manager also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the near term. These catalysts can be macroeconomic, market-driven or company-specific in nature.

      In order to control risk, the Investment Manager will endeavor to maintain a portfolio that is broadly diversified within the U.S. real estate industry, with exposure to securities representing major property types and geographic areas. However, the Investment Manager's stock selection disciplines and fundamental real estate market and property type analyses may lead the Investment Manager to overweight or underweight particular property types and/or geographic regions from time to time.

Portfolio Composition

      The Fund's portfolio will be composed principally of the following investments. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's portfolio investments are contained in the SAI.

      Real Estate Companies. For purposes of these investment policies, a Real Estate Company is one that:

            o generally derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or

            o     has at least 50% of its assets invested in such real estate.

      Under normal market conditions, the Fund will invest at least 90% of its total assets in income-producing common shares, preferred shares, convertible preferred shares (preferred shares that, upon the passage of time or the happening of certain events, convert into common shares) and debt securities issued by Real Estate Companies, including REITs. As part of this policy, the Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of Real Estate Companies.

      Real Estate Investment Trusts. Under normal market conditions, at least 80% of the Fund's total assets will be invested in income-producing equity securities issued by REITs. A REIT is a Real Estate Company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income (other than net capital gains) for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies. The Fund intends to use these REIT dividends in an effort to meet its primary objective of high current income.

      REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and gradual asset appreciation. The income-producing real estate properties in which Equity REITs invest typically include properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund does not currently intend to invest more than 10% of its total assets in Mortgage REITs or Hybrid REITs.

      REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Fund may invest in both publicly and privately traded REITs.

      Preferred Shares. Preferred shares pay fixed or floating dividends to investors, and have a "preference" over common stock in the payment of dividends and the liquidation of a company's assets. This means that a company must pay dividends on preferred shares before paying any dividends on its common shares. Preferred shareholders usually have no right to vote for corporate directors or on other matters. Under normal market conditions, the Investment Manager expects to invest approximately 60% to 80% of the Fund's total assets in common shares of Real Estate Companies and approximately 20% to 40% of its total assets in preferred shares, including convertible preferred shares, issued by Real Estate Companies. The actual percentage of common, preferred and convertible preferred shares, rights and warrants, U.S. Government obligations and debt securities in the Fund's portfolio may vary over time based on the Investment Manager's assessment of market conditions.

      U.S. Government Obligations. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

      Lower-rated Securities. The Fund may invest in non-investment grade quality Fixed Income Securities. Non-investment grade quality Fixed Income Securities are those that are not rated "Baa" or "BBB" or above by Moody's or S&P (or a comparable rating by another nationally recognized statistical rating agency) or, if unrated, are judged to be of comparable quality by the Investment Manager. If a Fixed Income Security is rated differently by two or more nationally recognized statistical rating agencies, the Investment Manager may rely on the higher rating if it believes that rating to be more accurate. The Fund will not invest in non-investment grade Fixed Income Securities if, as a result of such investment, more than 25% of the Fund's total assets would be invested in non-investment grade Fixed Income Securities. In the event that a downgrade of one or more investment grade quality Fixed Income Securities causes the Fund to exceed this 25% limit, the Investment Manager will determine, in its discretion, whether to sell any non-investment grade Fixed Income Securities to reduce the percentage to below 25% of the Fund's total assets. It is possible, therefore, that the value of non-investment grade Fixed Income Securities could exceed 25% of the Fund's total assets for an indefinite period of time. The 25% restriction described above does not limit the Fund's ability to invest in securities other than Fixed Income Securities (such as common shares of Real Estate Companies). The Investment Manager will monitor the credit quality of the Fund's Fixed Income Securities.

      Securities that are below investment grade quality are regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. Debt securities that are below investment grade quality are commonly referred to as "junk bonds." The Fund may only invest in non-investment grade securities that are rated "CCC" or higher by S&P or "Caa" or higher by Moody's (or a comparable rating by another nationally recognized statistical agency), or unrated securities judged to be of comparable quality by the Investment Manager. The issuers of these securities have a currently identifiable vulnerability to default on their payments of principal and interest. Such issues may have present elements of danger with respect to principal or interest. The Fund may not invest in securities that are in default as to elements of principal and interest at the time of investment. See "Principal Risks of the Fund - Risks Of Investment In Lower-Rated Securities." For a description of security ratings, see Appendix A to the SAI.

      Illiquid Securities. The Fund may invest in securities that are illiquid so long as no more than 10% of the total assets of the Fund (taken at market value at the time of investment) would be invested in such securities. The term "illiquid securities" for these purposes means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

      The Board of Trustees has delegated to the Investment Manager the day-to-day determination of the illiquidity of any security held by the Fund, although it has retained oversight and ultimate responsibility for such determinations. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. See "Net Asset Value." The Investment Manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. If adverse market conditions were to develop during any such delay, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

      If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 10% of the value of its total assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as it deems advisable, if any, to protect liquidity.

      As discussed below under "Interest Rate Transactions," the Fund intends to segregate cash or liquid securities with its custodian having a value at least equal to the Fund's net payment obligations under any swap transaction, as marked to market daily. The Fund will treat such amounts as illiquid for purposes of its 10% limit on investments in illiquid securities.

      Warrants and Rights. Warrants are options to purchase equity securities at a specified price for a specified period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to shareholders. Rights and warrants generally have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      Short Sales and Derivatives. The Fund will not enter into short sales or invest in derivatives, except for interest rate hedging purposes as described in this prospectus. See "Use of Leverage" and "Interest Rate Transactions."

      The Fund will only enter into futures contracts to hedge interest rate risks. A futures contract is a two party agreement to buy or sell a specified amount of a specified security, such as a U.S. Treasury security, for a specified price at a designated date, time and place. Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained at all times when a futures contract is outstanding. The Fund may sell futures contracts as an offset against the effect of expected increases in interest rates, and may purchase futures contracts as an offset against the effect of expected declines in interest rates. The Fund will only enter into futures contracts that are traded on domestic futures exchanges and are standardized as to maturity date and underlying financial instrument.

      The Fund will only purchase or sell options on futures contracts to hedge interest rate risks. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures contract margin account. If the Fund sells ("writes") options on futures contracts, it will segregate cash or liquid securities in an amount necessary to cover its obligations under the option, and will mark such amounts to market daily.

      Temporary and Defensive Investments. In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. The Fund would be unable to achieve its investment objectives if a substantial portion of its assets consisted of such instruments.

      Securities Lending. The Fund may lend its portfolio securities (principally to broker-dealers and other financial institutions) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. The Fund's net asset value would continue to reflect the value of the loaned securities, and the Fund would continue to receive the income on the loaned securities and would at the same time earn interest on the collateral or on the investment of any cash collateral. The Fund presently intends to invest such cash collateral in money market instruments listed below in "- Other Investments." The Fund will not lend portfolio securities representing more than one-third of its total assets. The Fund may pay lending fees to the party arranging the loan.

      Lending securities involves a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly. Securities lending also involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Fundamental Investment Policies

      The Fund has adopted certain fundamental investment policies designed to limit investment risk and maintain portfolio diversification. These fundamental investment policies may not be changed without the approval of the holders of a majority of the outstanding Common Shares and, if issued, Fund Preferred Shares, voting as a single class. A "majority of the outstanding" shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares outstanding are present or represented by proxy, or (ii) more than 50% of the shares outstanding, whichever of (i) or (ii) is less. See "Investment Objectives and Policies" in the SAI for a complete list of the fundamental investment policies of the Fund. See "Description of Shares - Fund Preferred Shares - Voting Rights" for additional information with respect to the voting rights of holders of Fund Preferred Shares.

Other Investments

      The Fund's cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments. Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements collateralized by such obligations, commercial paper and shares of money market funds. To the extent the Fund purchases shares of a money market fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such fund.

                                 USE OF LEVERAGE

      Subject to market conditions and the Fund's receipt of AAA/aaa credit rating on the Fund Preferred Shares, approximately one to three months after the completion of the offering of the Common Shares, the Fund intends to offer Fund Preferred Shares representing approximately 35% of the Fund's capital immediately after their issuance. The issuance of Fund Preferred Shares will leverage the Common Shares. As an alternative to issuing Fund Preferred Shares, the Fund may leverage through the issuance of commercial paper or notes or other borrowings. Any Fund Preferred Shares or borrowings will have seniority over the Common Shares.

      Under the 1940 Act, the Fund is not permitted to issue preferred shares unless, immediately after the issuance, the value of the Fund's total assets (less any liabilities not representing senior securities) is at least 200% of the liquidation value of the outstanding preferred shares plus the aggregate amount of any senior securities of the Fund representing indebtedness (i.e., such liquidation value plus the aggregate amount of any senior securities of the Fund representing indebtedness may not exceed 50% of the Fund's total assets less liabilities not representing senior securities). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares if, after giving effect to the distribution, the Fund does not satisfy the above-referenced 200% coverage requirement. If Fund Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem

Fund Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Fund Preferred Shares of at least 200%. If the Fund has Fund Preferred Shares outstanding, two of the Fund's Trustees will be elected by the holders of Fund Preferred Shares, voting separately as a class. The remaining Trustees of the Fund will be elected by holders of Common Shares and Fund Preferred Shares voting together as a single class. In the event the Fund failed to pay dividends on Fund Preferred Shares for two years, Fund Preferred Shareholders would be entitled to elect a majority of the Trustees of the Fund. The failure to pay dividends or make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code, which could have a material adverse effect on the value of the Common Shares. See "Description of Shares - Fund Preferred Shares."

      Under the 1940 Act, the Fund generally is not permitted to borrow unless immediately after the borrowing the value of the Fund's total assets less liabilities not representing senior securities is at least 300% of the principal amount of such borrowing (i.e., such principal amount may not exceed 33 1/3% of the Fund's total assets less liabilities not representing senior securities). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares if, at the time of such declaration, the Fund does not satisfy the 300% asset coverage requirement. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of the borrowing to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Trustees.

      The Fund may be subject to certain restrictions imposed by either guidelines of one or more rating agencies that may issue ratings for Fund Preferred Shares or, if the Fund borrows from a lender, by the lender. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Investment Manager from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies. In addition to other considerations, to the extent that the Fund believes that the covenants and guidelines required by the rating agencies would impede its ability to meet its investment objectives, or if the Fund is unable to obtain its desired rating on the Fund Preferred Shares (expected to be AAA/aaa), the Fund will not issue the Fund Preferred Shares.

      Assuming that the Fund Preferred Shares or borrowings will represent approximately 35% of the Fund's capital and pay dividends or interest at an annual average rate of [____]%, the income generated by the Fund's portfolio (net of estimated expenses) must exceed [__]% in order to cover such dividend or interest payments. Of course, these numbers are merely estimates, used for illustration. Actual Fund Preferred Share dividend rates or interest rates on borrowings may vary frequently and may be significantly higher or lower than the rate estimated above.

      The following table is furnished in response to requirements of the Securities and Exchange Commission. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of investments held in the Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further reflects the issuance of Fund Preferred Shares or use of borrowings representing 35% of the Fund's total capital (after their issuance), an [____]% yield on the Fund's investment portfolio, net of expenses, and the Fund's currently projected annual Fund Preferred Share dividend rate, borrowing interest rate or payment rate set by an interest rate transaction of [____]%. See "Use of Leverage - Leverage Risks."

     Assumed Portfolio Total Return (Net of         (10)%          (5)%           0 %           5%         10%
     Expenses)..................................
     Common Share Total Return..................  ([____])%     ([____])%      ([____])%     [____]%     [____]%

      Common Share total return is composed of two elements - the Common Share distributions paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends on Fund Preferred Shares or interest on borrowings) and gains or losses on the value of the securities the Fund owns. As required by Securities and Exchange Commission rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the net investment income it receives on its investments is entirely offset by losses in the value of those investments.

      During the time in which the Fund is utilizing leverage, the fees paid to the Investment Manager and its affiliates for investment advisory, management and other services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund's managed assets, which include the liquidation preference of any Fund Preferred Shares and the principal amount of any borrowings used for leverage. Only the Fund's Common Shareholders bear the cost of the Fund's fees and expenses.

      The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions that otherwise might require untimely dispositions of Fund securities.

Leverage Risks

      Utilization of leverage is a speculative investment technique and involves certain risks to the Common Shareholders. These include the possibility of higher volatility of the net asset value and market value of the Common Shares. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage will be to cause Common Shareholders to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund's investment portfolio, the benefit of leverage to Common Shareholders will be reduced, and if the then-current cost of any leverage were to exceed the net return on the Fund's portfolio, the Fund's leveraged capital structure would result in a lower rate of return to Common Shareholders than if the Fund were not so leveraged.

      Any decline in the net asset value of the Fund's investments will be borne entirely by Common Shareholders. Therefore, if the market value of the Fund's portfolio declines, the leverage will result in a greater decrease in net asset value to Common Shareholders than if the Fund were not leveraged. Such greater net asset value decrease will also tend to cause a greater decline in the market price for the Common Shares.

      To the extent that the Fund is required or elects to redeem any Fund Preferred Shares or prepay any borrowings, the Fund may need to liquidate investments to fund such redemptions or prepayments. Liquidation at times of adverse economic conditions may result in capital loss and reduce returns to Common Shareholders. In addition, such redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Early termination of the swap or cap could result in a termination payment by or to the Fund. See "Interest Rate Transactions."

      Unless and until Fund Preferred Shares are issued or borrowings for leverage are made, the Common Shares will not be leveraged and the disclosure regarding these strategies will not apply.

                           INTEREST RATE TRANSACTIONS

      In order to reduce the interest rate risk inherent in the Fund's investments and capital structure, the Fund may enter into interest rate swap or cap transactions. The Fund would use interest rate swaps or caps only with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on Common Share net earnings as a result of leverage.

      Interest rate swaps involve the Fund's agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate all or a portion of the Fund's variable rate payment obligation on Fund Preferred Shares or any variable rate borrowing. The payment obligation would be based on the notional amount of the swap, which will not exceed the amount of the Fund's leverage. The Fund intends to segregate cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily. The Fund will treat such amounts as illiquid for purposes of its 10% limit on investments in illiquid securities.

      The Fund may use an interest rate cap, which would require it to pay a premium to the cap counterparty and would entitle it, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive payment from the counterparty of the difference based on the notional amount.

      The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Common Shareholders will bear the risks associated with the Fund's use of interest rate transactions. Depending on the state of interest rates in general, the Fund's use of interest rate instruments could enhance or harm the overall performance of the Common Shares. To the extent there is a decline in interest rates, the net amount receivable by the Fund, if any, under the interest rate swap or cap could decline, and could thus result in a decline in the net asset value of the Common Shares. In addition, if short-term interest rates are lower than the Fund's fixed rate of payment on the interest rate swap, the swap will reduce Common Share net earnings if the Fund must make net payments to the counterparty. If, on the other hand, short-term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance Common Share net earnings if the Fund receives net payments from the counterparty. Buying interest rate caps could enhance the performance of the Common Shares by providing a maximum leverage expense. Buying interest rate caps could also decrease the net earnings of the Common Shares in the event that the premium paid by the Fund to the counterparty exceeds the additional amount of dividends on Fund Preferred Shares or interest on borrowings that the Fund would have been required to pay had it not entered into the cap agreement. The Fund has no current intention of entering into swaps or caps other than as described in this prospectus. The Fund would not enter into interest rate swap or cap transactions in an aggregate notional amount that exceeds the outstanding amount of the Fund's leverage.

      Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset the dividend payments on Fund Preferred Shares or interest payments on borrowings. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such a default could negatively impact the performance of the Common Shares. The Fund will usually enter into swaps or caps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

      The Fund will not enter into an interest rate swap or cap transaction with any counterparty that the Investment Manager believes does not have the financial resources to honor its obligation under the interest rate swap or cap transaction. Further, the Investment Manager will continually monitor the financial stability of a counterparty to an interest rate swap or cap transaction in an effort to protect the Fund's investments proactively. However, these measures will not guarantee that the counterparty to a swap or cap transaction will not default.

      The Fund may not be able to enter into a suitable interest rate swap or cap transaction when the Investment Manager believes such a transaction would be appropriate, or the terms of the transaction may be less favorable then expected. In addition, at the time the interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as those of the expiring transaction. If these situations occur, they could have a negative impact on the performance of the Common Shares.

      The Fund may choose or be required to redeem some or all Fund Preferred Shares or prepay any borrowings. This redemption would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Such early termination of a swap or cap could result in a termination payment by or to the Fund. There may also be penalties associated with early termination.

      The Fund may also purchase and sell futures contracts and options on futures contracts to hedge interest rate risk. See "Investment Objectives and Policies - Portfolio Composition - Short Sales and Derivatives."

      The Fund's ability to engage in interest rate transactions may be limited by tax considerations.

                           PRINCIPAL RISKS OF THE FUND

      The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives.

No Operating History

      The Fund is a newly organized, non-diversified, closed-end management investment company with no operating history.

Investment Risk

      An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Issuer Risk

      The value of an equity or debt security may decline for a number of reasons that directly relate to the Real Estate Company that issues it, such as management performance, financial leverage and reduced demand for the Real Estate Company's properties and services.

Market Risk

      Your investment in the Common Shares represents an indirect investment in the REIT shares and other securities of Real Estate Companies owned by the Fund, a significant portion of which are expected to trade on a national securities exchange or in the over-the-counter markets. The value of these securities, like other investments traded on securities markets, may move up or down, sometimes rapidly and unpredictably. Preferred shares and debt securities are generally more sensitive to changes in interest rates than common stocks. When interest rates rise, the market value of preferred shares and debt securities generally will fall. Your Common Shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. The Fund may utilize leverage, which magnifies market risk. See "Use of Leverage - Leverage Risk."

Interest Rate Risk

      Interest rate risk is the risk that fixed-income investments such as preferred shares, U.S. Government obligations and debt securities, and to a lesser extent dividend-paying common stocks such as REIT common shares, will decline in value because of changes in interest rates. When interest rates rise, the market value of such securities generally will fall. The Fund's investment in such securities means that the net asset value and market price of Common Shares will tend to decline if market interest rates rise. Also, during periods of declining interest rates, many mortgages may be refinanced, which may reduce the yield from securities of Real Estate Companies that invest primarily in loans secured by real estate and generally derive their income primarily from interest payments on mortgage loans. The Fund intends to use leverage, which may tend to magnify interest rate risk. See "Principal Risks of the Fund - Leverage Risk." The Fund may use swaps, caps, futures contracts and options on futures contracts to help control interest rate risk. See "Investment Objectives and Policies - Portfolio Composition - Short Sales and Derivatives" and "Interest Rate Transactions."

General Risks of Securities Linked to the Real Estate Market

      The Fund will not invest in real estate directly, but only in securities issued by Real Estate Companies, including REITs. However, because of the Fund's policy of concentrating in the securities of companies in the real estate industry, it is also subject to the risks associated with the direct ownership of real estate. These risks include:

      o     declines in the value of real estate

      o     risks related to general and local economic conditions

      o     possible lack of availability of mortgage funds

      o     overbuilding

      o     extended vacancies of properties

      o     increased competition

      o     increases in property taxes and operating expenses

      o     changes in zoning laws

      o losses due to costs resulting from the clean-up of environmental problems

      o liability to third parties for damages resulting from environmental problems

      o     casualty or condemnation losses

      o     limitations on rents

      o changes in neighborhood values and the appeal of properties to tenants

      o     changes in interest rates

      Thus, the value of the Common Shares may change at different rates compared to the value of shares of a registered investment company with investments in a mix of different industries and will depend on the general condition of the economy. An economic downturn could have a material adverse effect on the real estate markets and on Real Estate Companies in which the Fund invests, which in turn could result in the Fund not achieving its investment objectives.

      General Real Estate Risks. Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., The Americans with Disabilities Act and tax laws), supply and demand disparities, interest rate levels, and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the Real Estate Company to make payments of any dividends or interest and principal on its securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions in which the real estate owned by the Real Estate Company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of Real Estate Companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A Real Estate Company may also have joint venture investments in certain of its properties, and consequently, its ability to control decisions relating to such properties may be limited.

      In addition to these risks, investments in real estate and Real Estate Companies are also subject to risks that are specific to the investment sector or type of property in which the Real Estate Companies are investing. Some of these specific risks, which could have an adverse effect on the Fund's return, are discussed below.

      Retail Properties. Retail properties are affected by the overall health of the national and relevant local economy. A retail property may be adversely affected by the growth of alternative forms of retailing, bankruptcy, decline in drawing power, departure or cessation of operations of an anchor tenant, a shift in consumer demand due to demographic changes, and/or changes in consumer preference (for example, to discount retailers) and spending patterns. A retail property may also be adversely affected if a significant tenant ceases operation at such location, voluntarily or otherwise. Certain tenants at retail properties may be entitled to terminate their leases if an anchor tenant ceases operations at such property.

      Office Properties. Office properties are also affected by the overall health of the national and relevant local economy. Office properties generally require their owners to expend significant amounts for general capital improvements, tenant improvements and costs of reletting space. In addition, office properties that are not equipped to accommodate the needs of modern businesses may become functionally obsolete and thus non-competitive. Office properties may also be adversely affected if there is an economic decline in the businesses operated by their tenants. The risks of such an adverse effect is increased if the property revenue is dependent on a single tenant or if there is a significant concentration of tenants in a particular business or industry.

      Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures to keep necessary furniture, fixtures and equipment updated, competition from other hotels, increases in operating costs (which increases may not necessarily be offset in the future by increased room rates), dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, changes to regulation of operating liquor and other licenses, and adverse effects of general and local economic conditions. Due to the fact that hotel rooms are generally rented for short periods of time, hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

      Also, hotels may be operated pursuant to franchise, management and operating agreements that may be terminable by the franchiser, the manager or the operator. On the other hand, it may be difficult to terminate an ineffective operator of a hotel property.

      Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations; continued availability of revenue from government reimbursement programs (primarily Medicaid and Medicare) and from private sector health insurance providers; and competition in terms of appearance, reputation, quality and cost of care with similar properties on a local and regional basis.

      Governmental laws and regulations are subject to frequent and substantial changes resulting from legislation, adoption of rules and regulations, and administrative and judicial interpretations of existing law. Changes may also be applied retroactively and the timing of such changes cannot be predicted. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursement. In addition, in the event that a tenant is in default on its lease, a new operator or purchaser at a foreclosure sale will have to apply in its own right for all relevant licenses if such new operator does not already hold such licenses. There can be no assurance that such new licenses could be obtained, and consequently, there can be no assurance that any healthcare property subject to foreclosure will be disposed of in a timely manner.

      Multifamily/Residential Properties. The value and successful operation of a multifamily/residential property may be affected by a number of factors such as the location of the property, the ability of management to provide adequate maintenance and insurance, the types of services provided by the property, the level of mortgage rates, presence of competing properties, the relocation of tenants to new properties with better amenities, adverse economic conditions in the locale, the amount of rent charged, and oversupply of units due to new construction. In addition, multifamily properties may be subject to rent control laws or other laws affecting such properties, which could impact the future cash flows of such properties.

      Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns, and adverse effects of general and local economic conditions.

      Insurance Issues. Certain Real Estate Companies may, in connection with the issuance of securities, have disclosed that they carry comprehensive liability, fire, flood, extended coverage and rental loss insurance with policy specifications, limits and deductibles customarily carried for similar properties. However, such insurance is not uniform among Real Estate Companies. Moreover, there are certain types of extraordinary losses that may be uninsurable, or not insurable at economic rates. Certain properties may be subject to catastrophic events, such as terrorism, earthquake activity, floods or fires, for which insurance coverage cannot be economically obtained. Should a property sustain damage as a result of a catastrophic event, even if the Real Estate Company maintains appropriate insurance, the Real Estate Company may incur substantial losses due to insurance deductibles, co-payments on insured losses or uninsured losses. Should any type of uninsured loss occur (or if an insurer is unwilling or unable to pay a claim), the Real Estate Company could lose its investment in, and anticipated profits and cash flows from, a number of properties, and the Fund's investment performance may be impacted as a result.

      Financial Leverage Risk. Real Estate Companies may be highly leveraged and financial covenants may affect the ability of Real Estate Companies to operate effectively. Real Estate Companies are subject to risks normally associated with debt financing. If the principal payments of a Real Estate Company's debt cannot be refinanced, extended or paid with proceeds from other capital transactions, such as new equity capital, the Real Estate Company's cash flow may not be sufficient to make scheduled interest payments or to repay principal.

      In addition, a Real Estate Company's obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict a Real Estate Company's range of operating activity. A Real Estate Company, therefore, may be limited from incurring additional indebtedness, selling its assets and engaging in mergers or making acquisitions that may be beneficial to the operation of the Real Estate Company.

      Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a Real Estate Company may be considered an owner or operator of such properties or as having arranged for the disposal or treatment of hazardous or toxic substances and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such environmental liability could have a material adverse effect on the results of operations and cash flow of any such Real Estate Company and, as a result, the net asset value of the Fund's Common Shares or the amount available to make distributions on shares of the Fund could be reduced.

      Smaller Companies. Even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business, so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, REIT shares can be more volatile than - and at times will perform differently from - large company stocks such as those found in the Dow Jones Industrial Average.

      Tax Issues. REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Fund may invest in a Real Estate Company that purports to be a REIT but does not satisfy all of the conditions of REIT status in any year. In some cases, the Real Estate Company may still be able to qualify for REIT status after payment of a penalty tax. Otherwise, a Real Estate Company that fails to qualify for REIT status would be subject to corporate-level taxation. In either case, the return to the Fund on its investment in such company would be reduced. REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Leverage Risk

      The Fund intends to use leverage by issuing Fund Preferred Shares representing approximately 35% of the Fund's capital after their issuance or, alternatively, through borrowing. Leverage is a speculative technique, and there are special risks and costs associated with leveraging. For a more detailed description of the risks associated with leverage, see "Use of Leverage - Leverage Risk."

Risks Of Investment In Lower-Rated Securities

      Lower-rated securities, also known as "junk bonds," may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of lower-rated securities may be more complex than for issuers of higher quality debt securities, and the Fund's ability to achieve its investment objectives may, to the extent the Fund invests in lower-rated securities, be more dependent upon the Investment Manager's credit analysis than would be the case if the Fund were investing in higher quality securities. The Fund may only invest in non-investment grade securities that are rated "CCC" or higher by S&P or "Caa" or higher by Moody's (or a comparable rating by another nationally recognized statistical agency), or unrated securities judged to be of comparable quality by the Investment Manager. The issuers of these securities have a currently identifiable vulnerability to default on their payments of principal and interest. Such issues may have present elements of danger with respect to principal or interest. The Fund will not invest in securities that are in default as to payment of principal or interest at the time of purchase.

      Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of lower-rated securities have been found to generally be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on lower-rated securities will fluctuate. If the issuer of lower-rated securities defaults, the Fund may incur additional expenses to seek recovery.

      The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of the Fund's shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

      It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for lower-rated securities.

      While securities carrying the fourth highest quality rating ("Baa" by Moody's or "BBB" by S&P or an equivalent rating from another nationally recognized statistical rating agency or, if unrated, judged to be of comparable quality by the Investment Manager) are considered investment grade and are viewed to have adequate capacity for payment of principal and interest, investments in such securities involve a higher degree of risk than that associated with investments in securities in the higher rating categories. Such securities lack outstanding investment characteristics and, in fact, have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated securities.

Interest Rate Transactions Risk

      The Fund may enter into a swap or cap transaction to attempt to protect itself from increasing dividend or interest expenses resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. A sudden and dramatic decline in interest rates may result in a significant decline in the net asset value of the Fund. See "Interest Rate Transactions."

Risks of Futures and Options on Futures

      The use by the Fund of futures contracts and options on futures contracts to hedge interest rate risks involves special considerations and risks. Successful use of hedging transactions depends upon the Investment Manager's ability to predict correctly the direction of changes in interest rates. There can be no assurance that any particular hedging strategy will succeed or that appropriate hedging transactions will be available on the terms desired. There might be imperfect correlation, or even no correlation, between the price movements of a futures or option contract and the movements of the interest rates being hedged. Such a lack of correlation might occur due to factors unrelated to the interest rates being hedged, such as market liquidity and speculative or other pressures on the markets in which the hedging instrument is traded. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable movements in the interest rates being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable movements in the hedged interest rates. The Fund could lose money if the counterparty to a futures contract or option on a futures contract is unwilling or unable to honor its obligations to the Fund. There is no assurance that a liquid secondary market will exist for any particular futures contract or option thereon at any particular time. If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk and counterparty risk with respect to the position. There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transactions.

Foreign Security Risk

      The prices of foreign securities may be affected by factors not present in U.S. markets. The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund's foreign investments may also be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

      Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. In addition, the securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

Liquidity Risk

      The Fund may invest in securities that are illiquid so long as no more than 10% of the total assets of the Fund (taken at market value at the time of investment) would be invested in such securities. The term "illiquid securities" for these purposes means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

Risks of Warrants and Rights

      Warrants and rights are subject to the same market risks as stocks, but may be more volatile in price. Warrants and rights do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in the assets of the issuer. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying security, and a warrant or right ceases to have value if it is not exercised prior to its expiration date. The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant's or right's expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right, added to the subscription price of the related security, may exceed the subscribed security's market price. This may occur, for example, when there is no movement in the price of the underlying security or when the market price of the underlying security decreases.

Inflation Risk

      Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. As inflation increases, the real value of the Common Shares and distributions can decline and the dividend payments on the Fund Preferred Shares, if any, or interest payments on any borrowings may increase, which would tend further to reduce returns to Common Shareholders.

Market Price Discount From Net Asset Value

      Shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund's net asset value could decrease as a result of the Fund's investment activities and may be greater for investors expecting to sell their shares a relatively short time following completion of this offering. The net asset value of the Common Shares will be reduced immediately following the offering by the payment of the sales load and certain offering costs. Whether investors will realize gains or losses upon the sale of the Common Shares will depend not upon the Fund's net asset value, but entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. Because the market price of the Common Shares will be determined by factors such as relative supply of and demand for Common Shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at below or above net asset value, or at below or above the initial public offering price. The Common Shares are designed primarily for long-term investors, and you should not view the Fund as a vehicle for trading purposes.

                         ADDITIONAL RISK CONSIDERATIONS

Portfolio Turnover

      The Fund may engage in portfolio trading when the Investment Manager considers it to be appropriate, but the Fund will not use short-term trading as the primary means of achieving its investment objectives. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to the length of time held when, in the opinion of the Investment Manager, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund that, when distributed to shareholders, will be taxable as ordinary income. See "Tax Matters."

Non-Diversified Status

      Because the Fund, as a "non-diversified" investment company under the 1940 Act, can invest a greater portion of its assets in obligations of a single issuer than, and invest in a smaller number of individual issuers than, a "diversified" fund, an investment in the Fund presents greater risk to you than an investment in a diversified company. The Fund will be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. See "Investment Objectives and Policies." To help control this risk, the Fund will not invest more than 15% of its total assets in the securities of any one issuer other than the U.S. Government. In addition, the Fund intends to diversify its investments to the extent necessary to maintain its status as a regulated investment company under the Code. See "Taxation" in the SAI.

Anti-Takeover Provisions

      The Declaration includes provisions that may have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. These provisions may also have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices. See "Certain Provisions in the Declaration of Trust."

Recent Developments

      As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, some of the U.S. securities markets were closed for a four-day period. These terrorist attacks and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares and the Fund Preferred Shares.

                             MANAGEMENT OF THE FUND

      The business and affairs of the Fund are managed under the direction of the Board of Trustees. Subject always to the investment objectives and policies of the Fund and to the general supervision of the Trustees, the Investment Manager is responsible for management of the Fund's investment portfolio. The management of the Fund's day-to-day operations (other than investment operations) is delegated to its officers and the Fund's administrator and sub-administrator, subject always to the general supervision of the Trustees. The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the SAI.

Investment Manager

      The Investment Manager has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Trustees of the Fund. The Investment Manager, which is registered as an investment adviser with the SEC, is a real estate investment advisory firm that provides investment management and related services to institutional and retail investors. Together with its affiliates operating under the AEW name, the Investment Manager managed nearly $7 billion of client capital as of June 30, 2002. The Investment Manager is a subsidiary of (and therefore may be deemed to be controlled by) CDC IXIS Asset Management North America, L.P., which, together with its subsidiaries and affiliates in the U.S., Europe and Asia, managed approximately $310 billion in assets for institutions and individuals as of June 30, 2002. The Investment Manager's address is Two Seaport Lane, World Trade Center East, Boston, Massachusetts 02210.

      A team of professionals at the Investment Manager, working under the Fund's portfolio manager, is primarily responsible for overseeing the day-to-day operations of the Fund. That team is led by Matthew A. Troxell, who serves as Portfolio Manager for the Fund. Mr. Troxell joined the Investment Manager in 1994 as a Vice President and became a Principal of the firm in 1997. He has 19 years of securities and portfolio management experience. Prior to joining the Investment Manager, he was a Vice President and Assistant to the President of Landmark Land Company and a Securities Analyst at A.G. Becker Paribas. Mr. Troxell is a graduate of Tufts University (B.A.) and holds the designation of Chartered Financial Analyst (CFA).

Investment Management Agreement

      Under its Investment Management Agreement with the Fund, the Investment Manager furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Trustees of the Fund. The Investment Manager also performs certain administrative services for the Fund and provides persons satisfactory to the Trustees of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Trustees of the Fund, may be directors, officers, or employees of the Investment Manager or its affiliates, including CDC IXIS Services.

      For its services under the Investment Management Agreement, the Fund pays the Investment Manager a monthly management fee computed at the annual rate of ..80% of the average daily managed asset value of the Fund. Managed asset value is the net asset value of the Common Shares plus the liquidation preference of any Fund Preferred Shares and the principal amount of any borrowings used for leverage. In addition to the monthly management fee, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees, custodian, administrator, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses associated with interest rate transactions, expenses of repurchasing shares, expenses of issuing any Fund Preferred Shares, listing expenses, trading, brokerage and other investment expenses, interest expense, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. The Investment Manager has contractually agreed to waive a portion of its investment management fees in the amount of 0.25% of average daily managed assets (which include the liquidation preference of any Fund Preferred Shares and the principal amount of any borrowings used for leverage) for the first five years of the Fund's operations, 0.20% of average daily managed assets in year six, 0.15% of average daily managed assets in year seven, 0.10% of daily managed assets in year eight and 0.05% of average daily managed assets in year nine. The Investment Manager has not agreed to waive any portion of its fees beyond year nine of the Fund's operations. See "Summary of Fund Expenses." When the Fund is utilizing leverage, the fees paid to the Investment Manager and its affiliates for investment advisory, management and other services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund's managed assets, which include the liquidation preference of any Fund Preferred Shares and the principal amount of any borrowings used for leverage. As a result, the Investment Manager has a financial incentive for the Fund to issue Fund Preferred Shares or to otherwise incur leverage, which may create a conflict of interest. See "Use of Leverage."

Administration And Sub-Administration Agreements

      Under its Administration Agreement with the Fund, CDC IXIS Services provides certain administrative and accounting functions for the Fund, including providing or procuring administrative services necessary for the operations of the Fund, furnishing office space and facilities required for conducting the business of the Fund and providing persons satisfactory to the Trustees of the Fund to serve as officers of the Fund.

      As permitted by the Administration Agreement and with the approval of the Board of Trustees of the Fund, CDC IXIS Services has entered into the Sub-Administration Agreement with [____________], as sub-administrator. Under the Sub-Administration Agreement, [____________] has assumed responsibility for certain fund administration services, subject to the supervision of CDC IXIS Services.

      Under the Administration Agreement, the Fund pays CDC IXIS Services a monthly administration fee computed on the basis of the net assets of the Fund at an annual rate equal to 0.06% of the first $300 million in assets and 0.0575% of assets in excess of $300 million, with a minimum annual fee of $150,000. Under the Sub-Administration Agreement, CDC IXIS Services (and not the Fund) pays [____________] a monthly administration fee computed on the basis of the net assets of the Fund at an annual rate equal to [0.__]% of the first $[___] million in assets, [0.__]% of the next $[___] million, and [0.__]% of assets in excess of $[___] million. [____________] serves as the Fund's custodian and [________________] has been retained to serve as the Fund's transfer agent, dividend disbursing agent and registrar. See "Custodian, Transfer Agent, Dividend Disbursing Agent and Registrar."

                                 NET ASSET VALUE

      The Fund determines the net asset value of its Common Shares on each day the New York Stock Exchange is open for business at the close of regular trading (normally 4:00 p.m. Eastern time). Domestic debt securities and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agent after the Fund's net asset value has been calculated on a particular day will not be used to adjust retroactively the price of a security or the Fund's net asset value determined earlier that day.

      The Fund determines net asset value per Common Share by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) less all its liabilities (including accrued expenses, the liquidation preference of the Fund Preferred Shares and dividends payable) by the total number of Common Shares outstanding. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

      In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value as determined in good faith by the Board of Trustees or persons acting at their direction, generally based on recommendations provided by the Investment Manager or CDC IXIS Services. Fair valuation may also be required due to material events that occur after the close of the relevant market but prior to the close of the New York Stock Exchange. The effect of using fair value pricing is that the Common Shares' net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market.

      Any swap transaction that the Fund enters into may, depending on the applicable interest rate environment, have a positive or negative value for purposes of calculating net asset value. Any cap transaction that the Fund enters into may, depending on the applicable interest rate environment, have no value or a positive value. In addition, accrued payments to the Fund under such transactions will be assets of the Fund and accrued payments by the Fund will be liabilities of the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

Level Rate Dividend Policy

      Subject to the determination of the Board of Trustees to implement a Managed Dividend Policy, as discussed below, commencing with the Fund's first dividend, the Fund intends to make regular monthly cash distributions to Common Shareholders at a level rate based on the projected performance of the Fund, which rate may be adjusted from time to time ("Level Rate Dividend Policy"). Distributions can only be made from net investment income after paying accrued dividends on Fund Preferred Shares, if any, and interest and required principal payments on borrowings, if any, as well as making any required payments on any interest rate transactions. The Fund's ability to maintain a Level Rate Dividend Policy will depend on a number of factors, including the stability of income received from its investments and dividends payable on Fund Preferred Shares and interest and required principal payments on borrowings, if any. Over time, the Fund intends to distribute all of its net investment income (after payment of expenses, dividends on any Fund Preferred Shares and interest on any borrowings). At least annually, the Fund intends to distribute all of its net capital gain and ordinary taxable income after paying expenses and paying any accrued dividends on, or redeeming or liquidating, any Fund Preferred Shares, if any, or making interest and required principal payments on borrowings, if any. Initial distributions to Common Shareholders are expected to be declared approximately 45 days, and paid approximately 60 to 90 days, from the completion of this offering, depending upon market conditions. The net income of the Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund. Expenses of the Fund are accrued each day. In addition, the Fund currently expects that a portion of its distributions will consist of amounts in excess of investment company taxable income and net capital gain derived from the non-taxable components of the cash flow from the real estate underlying the Fund's portfolio investments. It is possible that amounts distributed to the Fund from Real Estate Companies would be recharacterized as a return of capital, in which case amounts distributed to Fund shareholders may also be recharacterized as a return of capital. To permit the Fund to maintain a more stable monthly distribution, the Fund will initially distribute less than the entire amount of net investment income earned in a particular period. The undistributed net investment income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of net investment income actually earned by the Fund during the period. Undistributed net investment income will be added to the Fund's net asset value and, correspondingly, distributions from undistributed net investment income will be deducted from the Fund's net asset value. See "Tax Matters."

Managed Dividend Policy

      Following the commencement of this offering, the Fund intends to file an exemptive application with the Securities and Exchange Commission seeking an order under the 1940 Act facilitating the implementation of a Managed Dividend Policy. If and when the Fund receives the requested relief, the Fund may, subject to the determination of its Board of Trustees, implement a Managed Dividend Policy. Under a Managed Dividend Policy, the Fund would intend to distribute a monthly fixed percentage of net asset value to Common Shareholders. As with the Level Dividend Rate Policy, distributions would be made only after paying expenses and paying dividends on Fund Preferred Shares, if any, and interest and required principal payments on borrowings, if any. Under a Managed Dividend Policy, if, for any monthly distribution, net investment income and net realized capital gain were less than the amount of the distribution, the difference would be distributed from the Fund's assets. It is possible that amounts distributed to the Fund from Real Estate Companies would be recharacterized as a return of capital, in which case amounts distributed to Fund shareholders may also be recharacterized as a return of capital. The Fund's final distribution for each calendar year would include any remaining net investment income and net realized capital gain undistributed during the year. Pursuant to the requirements of the 1940 Act and other applicable laws, a notice would accompany each monthly distribution with respect to the estimated source of the distribution made. In the event the Fund distributed in any calendar year amounts in excess of net investment income and net realized capital gain (such excess, the "Excess"), such distribution would decrease the Fund's total assets and, therefore, have the likely effect of increasing the Fund's expense ratio. There is a risk that the Fund would not eventually realize capital gains in an amount corresponding to a distribution of the Excess. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. There is no guarantee that the Fund will receive an exemptive order facilitating the implementation of a Managed Dividend Policy or, if received, that the Board of Trustees will determine to implement a Managed Dividend Policy. The Board of Trustees reserves the right to change the dividend policy from time to time.

Dividend Reinvestment Plan

      The Fund has a Dividend Reinvestment Plan (the "Plan") commonly referred to as an "opt-out" plan. Each Common Shareholder will have all distributions of dividends and capital gains automatically reinvested in additional Common Shares by [____________], as agent for shareholders pursuant to the Plan (the "Plan Agent"), unless they elect to receive cash. The Plan Agent will either (i) effect purchases of Common Shares under the Plan in the open market or (ii) distribute newly issued Common Shares of the Fund. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose Common Shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

      The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or makes a capital gain distribution, the Plan Agent will, as agent for the participants, either (i) receive the cash payment and use it to buy Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts or (ii) distribute newly issued Common Shares of the Fund on behalf of the participants. The Plan Agent will receive cash from the Fund with which to buy Common Shares in the open market if, on the determination date, the net asset value per share exceeds the market price per share plus estimated brokerage commissions on that date. The Plan Agent will receive the dividend or distribution in newly issued Common Shares of the Fund if, on the determination date, the market price per share plus estimated brokerage commissions equals or exceeds the net asset value per share of the Fund on that date. The number of shares to be issued will be computed at a per share rate equal to the greater of (i) the net asset value or
(ii) 95% of the closing market price per share on the payment date.

      Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. Such withdrawal will be effective immediately if received not less than ten days prior to a distribution record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole Common Shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a Common Share credited to such account. In the alternative, upon receipt of the participant's instructions, Common Shares will be sold and the proceeds sent to the participant less brokerage commissions and any applicable taxes.

      The Plan Agent maintains each shareholder's account in the Plan and furnishes confirmations of all acquisitions made for the participant. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the participant. Proxy material relating to shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

      In the case of shareholders, such as banks, brokers or nominees, which hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan.

      The Plan Agent's fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

      The automatic reinvestment of dividends and other distributions will not relieve participants of any income tax that may be payable or required to be withheld on such dividends or distributions. See "Tax Matters."

      The Fund and the Plan Agent reserve the right to amend or terminate the Plan. All correspondence concerning the Plan should be directed to the Plan Agent by telephone at _____________.

                              CLOSED-END STRUCTURE

      The Fund is a closed-end management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that, if you wish to sell your shares of a closed-end fund, you must trade them on the market like any other stock at the prevailing market price at that time. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or permitted under the 1940 Act) at their net asset value, less any redemption charge that might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end investment companies typically engage in a continuous offering of their shares. Open-end investment companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management. By comparison, closed-end funds are generally better able to stay fully invested in securities that are consistent with their investment objectives, and also have greater flexibility to make certain types of investments and use certain investment strategies such as financial leverage and investments in illiquid securities.

      Shares of closed-end funds frequently trade at a discount to their net asset value. Because of this possibility and the recognition that any such discount may not be in the best interest of shareholders, the Fund's Board of Trustees might consider from time to time repurchases of Fund shares in the open market or in private transactions, tender offers for shares at net asset value or other programs intended to reduce the discount. The Fund cannot guarantee or assure, however, that the Fund's Board will engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in shares trading at a price equal or close to net asset value per share. See "Repurchase of Shares." The Board of Trustees might also consider converting the Fund to an open-end investment company, which would also require a vote of the shareholders of the Fund. See "Certain Provisions in the Declaration of Trust."

                     POSSIBLE CONVERSION TO OPEN-END STATUS

      The Fund may be converted to an open-end investment company at any time by a vote of the outstanding shares. See "Certain Provisions in the Declaration of Trust" for a discussion of voting requirements applicable to conversion of the Fund to an open-end investment company. If the Fund converted to an open-end investment company, it would be required to redeem all Fund Preferred Shares then outstanding (requiring in turn that it liquidate a portion of its investment portfolio) and the Fund's Common Shares would no longer be listed on the American Stock Exchange. Conversion to open-end status could also require the Fund to modify certain investment restrictions and policies. The Board of Trustees may at any time propose conversion of the Fund to open-end status, depending upon its judgment regarding the advisability of such action in light of circumstances then prevailing. However, the Fund cannot assure you that the Board of Trustees will decide to take or propose such a conversion.

                              REPURCHASE OF SHARES

      Shares of closed-end investment companies often trade at a discount to net asset value, and the Fund's shares may also trade at a discount to their net asset value, although it is possible that they may trade at a premium above net asset value. The market price of the Fund's shares will be determined by such factors as dividend levels (which are in turn affected by expenses), relative demand for and supply of shares in the market, the Fund's net asset value, call protection, dividend stability, general market and economic conditions and other factors beyond the control of the Fund. Although Common Shareholders will not have the right to redeem their shares, the Fund may take action to repurchase shares in the open market or in private transactions or make tender offers for its shares at net asset value. The Fund cannot assure you that the Board of Trustees will decide to take or propose any of these actions, or that share repurchases or tender offers, if undertaken, will reduce market discount. For more information, see "Repurchase of Shares" in the SAI. Repurchase of the Common Shares may have the effect of reducing any market discount to net asset value.

      There is no assurance that, if action is undertaken to repurchase or tender for Common Shares, such action will result in the Common Shares trading at a price which approximates their net asset value. Although share repurchases and tenders could have a favorable effect on the market price of the Common Shares, you should be aware that the acquisition of Common Shares by the Fund will decrease the total assets of the Fund and, therefore, have the effect of increasing the Fund's expense ratio and may adversely affect the ability of the Fund to achieve its investment objectives. To the extent the Fund may need to liquidate investments to fund repurchases of shares, this may result in portfolio turnover, which will result in additional expenses being borne by the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Portfolio turnover could give rise to a greater amount of taxable capital gains. The Board of Trustees currently considers the following factors to be relevant to a potential decision to repurchase shares: the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action on the Fund or its shareholders and market considerations. Any share repurchases or tender offers will be made in accordance with the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.

                                   TAX MATTERS

      The following brief tax discussion assumes you are a U.S. shareholder and that you hold your shares as a capital asset. For more detailed information regarding the tax consequences of investing in the Fund, please see the SAI. The Fund intends to qualify each year for treatment as a regulated investment company under the provisions of Subchapter M of the Code. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its "investment company taxable income" (generally, its taxable net income, its net tax-exempt income and the excess, if any, of its net short-term capital gain over net long-term capital losses) for such year, the Fund will not be required to pay federal income taxes on any income it distributes to shareholders in the form of dividends (including capital gain dividends) to shareholders. Such distributions, however, will generally be taxable to you as a shareholder of the Fund when received.

      For federal income tax purposes, distributions paid to you out of the Fund's "investment company taxable income" will be taxable to you as ordinary income to the extent of the Fund's earnings and profits. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than by how long you have held your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that the Fund owned for more than one year will be taxable as capital gains. Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Common Shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Common Shares. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

      A dividend paid to you in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding calendar year if it is declared by the Fund in October, November or December with a record date in such a month. Each year, the Fund will notify you of the tax status of dividends and other distributions.

      If you sell your Common Shares, or have shares repurchased by the Fund, you may realize a capital gain or loss in an amount equal to the difference between the amount realized and your adjusted tax basis in the shares sold, which gain or loss will be long-term or short-term depending generally on your holding period for the shares.

      The Fund may be required to withhold U.S. federal income tax from all taxable distributions payable if you:

      o fail to provide the Fund with your correct taxpayer identification number (TIN);

      o fail to certify to the Fund that you are a United States person and are not subject to such withholding; or

      o have been notified by the Internal Revenue Service that you are subject to backup withholding.

      It is not expected that investors will be subject to the alternative minimum tax as a result of an investment in the Fund. Fund distributions may be subject to state and local taxes. You should consult with your own tax adviser regarding the particular consequences of investing in the Fund.

                              DESCRIPTION OF SHARES

Common Shares

      The Declaration authorizes the issuance of an unlimited number of Common Shares, $.00001 par value per share. The Common Shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. The Common Shares will, when issued, be fully paid and, subject to the matters discussed in "Certain Provisions in the Declaration of Trust," nonassessable. Common Shareholders are entitled to one vote per share. Whenever Fund Preferred Shares or borrowings are outstanding, Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on the Fund Preferred Shares and interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution. See " Fund Preferred Shares" below. The Fund has applied to list the Common Shares on the American Stock Exchange, subject to notice of issuance, under the symbol [___]. Under the rules of the American Stock Exchange currently applicable to listed companies, the Fund will be required to hold an annual meeting of shareholders annually. The foregoing description and the descriptions below under "Fund Preferred Shares" and "Certain Provisions in the Declaration of Trust" and above under "Possible Conversion to Open-End Status" are subject to the provisions contained in the Fund's Declaration and Bylaws.

Fund Preferred Shares

      The Declaration authorizes the issuance of an unlimited number of Preferred Shares. The Preferred Shares may be issued in one or more classes or series, with such par value and rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Common Shareholders.

      The Fund's Board of Trustees has indicated its intention to authorize an offering of Fund Preferred Shares (representing approximately 35% of the Fund's capital immediately after the time the Fund Preferred Shares are issued) approximately one to three months after completion of the offering of Common Shares. Any such decision is subject to market conditions, to the Fund's receipt of a AAA/aaa credit rating on the Fund Preferred Shares and to the Board's continuing belief that leveraging the Fund's capital structure through the issuance of Fund Preferred Shares is likely to achieve the benefits to the Common Shareholders described in this prospectus. The Board of Trustees has indicated that the preference on distribution, liquidation preference, and redemption provisions of the Fund Preferred Shares will likely be as stated below.

      Limited Issuance of Fund Preferred Shares. Under the 1940 Act, the Fund could issue Fund Preferred Shares with an aggregate liquidation value of up to one-half of the value of the Fund's total assets less liabilities not representing senior securities, measured immediately after issuance of the Fund Preferred Shares. "Liquidation value" means the original purchase price of the shares being liquidated plus any accrued and unpaid dividends. In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless the liquidation value of the Fund Preferred Shares is less than one-half of the value of the Fund's total assets less liabilities not representing senior securities (determined after deducting the amount of such dividend or distribution) immediately after the distribution. If the Fund sells all the Common Shares and Fund Preferred Shares discussed in this prospectus, the liquidation value of the Fund Preferred Shares is expected to be approximately 35% of the value of the Fund's capital. The Fund intends to purchase or redeem Fund Preferred Shares, if necessary, to keep that fraction below one-half.

      Distribution Preference. The Fund Preferred Shares will have complete priority over the Common Shares as to distribution of assets.

      Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Fund Preferred Shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to Common Shareholders.

      Voting Rights. Fund Preferred Shares are required to be voting shares. Except as otherwise indicated in the Fund's Declaration or Bylaws and except as otherwise required by applicable law, holders of Fund Preferred Shares will vote together with Common Shareholders as a single class.

      Holders of Fund Preferred Shares, voting as a separate class, will be entitled to elect two of the Fund's Trustees. The remaining Trustees will be elected by Common Shareholders and holders of Fund Preferred Shares, voting together as a single class. In the event that two full years of accrued dividends are unpaid on the Fund Preferred Shares, the holders of all outstanding Fund Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund's Trustees until all dividends in arrears have been paid or declared and set apart for payment. In order for the Fund to take certain actions or enter into certain transactions, a separate class vote of holders of Fund Preferred Shares will be required, in addition to the combined single class vote of the holders of Fund Preferred Shares and Common Shares.

      Redemption, Purchase and Sale of Fund Preferred Shares. The terms of the Fund Preferred Shares may provide that they are redeemable at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends. The terms may also state that the Fund may tender for or purchase Fund Preferred Shares and resell any shares so tendered. Any redemption or purchase of Fund Preferred Shares by the Fund will reduce the leverage applicable to Common Shares, while any resale of shares by the Fund will increase such leverage. See "Use of Leverage."

      The discussion above describes the Board of Trustees' present intention with respect to a possible offering of Fund Preferred Shares. If the Board of Trustees determines to authorize such an offering, the terms of the Fund Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration and Bylaws.

      As of the date of this prospectus, the Investment Manager owned of record and beneficially [______] Common Shares, constituting 100% of the outstanding shares of the Fund, and thus, until the public offering of the Common Shares is completed, will control the Fund.

                 CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

      The Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. The Fund's Trustees are divided into three classes. At each annual meeting of shareholders, the term of one class will expire and each Trustee elected to that class will hold office for a term of three years. The classification of the Board of Trustees in this manner could delay for an additional year the replacement of a majority of the Board of Trustees. In addition, the Declaration provides that a Trustee may be removed only for cause and only (i) by action of at least seventy-five percent (75%) of the outstanding shares of the classes or series of shares entitled to vote for the election of such Trustee, or (ii) by at least seventy-five percent (75%) of the remaining Trustees.

      As described below, the Declaration grants special approval rights with respect to certain matters to members of the Board who qualify as "Continuing Trustees," which term means a Trustee who either (i) has been a member of the Board for a period of at least thirty-six months (or since immediately after the initial registered public offering of the Fund's Common Shares, if less than thirty-six months) or (ii) was nominated to serve as a member of the Board of Trustees by a majority of the Continuing Trustees then members of the Board.

      The Declaration requires the affirmative vote or consent of at least seventy-five percent (75%) of the Board of Trustees and holders of at least seventy-five percent (75%) of the Fund's shares (including Common and Fund Preferred Shares) to authorize certain Fund transactions not in the ordinary course of business, including a merger or consolidation, or a sale or transfer of Fund assets, unless the transaction is authorized by both a majority of the Trustees and seventy-five percent (75%) of the Continuing Trustees (in which case no shareholder authorization would be required by the Declaration, but may be required in certain cases under the 1940 Act). The Declaration also requires the affirmative vote or consent of holders of at least seventy-five percent (75%) of each class of the Fund's shares entitled to vote on the matter to authorize a conversion of the Fund from a closed-end to an open-end investment company, unless the conversion is authorized by both a majority of the Trustees and seventy-five percent (75%) of the Continuing Trustees (in which case shareholders would have only the minimum voting rights required by the 1940 Act with respect to the conversion). Also, the Declaration provides that the Fund may be terminated at any time by vote or consent of at least seventy-five percent (75%) of the Fund's shares or, alternatively, by vote or consent of both a majority of the Trustees and seventy-five percent (75%) of the Continuing Trustees. The Declaration also requires the approval of both a majority of the Trustees and seventy-five percent (75%) of the Continuing Trustees for certain extraordinary distributions from the Fund to shareholders. See "Certain Provisions in the Declaration of Trust" in the SAI for a more detailed summary of these provisions.

      The Trustees may from time to time grant other voting rights to shareholders with respect to these and other matters in the Fund's Bylaws.

      The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The provisions of the Declaration described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

      The foregoing is intended only as a summary and is qualified in its entirety by reference to the full text of the Declaration and the Fund's Bylaws, both of which are on file with the Securities and Exchange Commission.

      Under Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

                                  UNDERWRITING

      Subject to the terms and conditions stated in the purchase agreement dated ____________, 2002, each underwriter named below has severally agreed to purchase, and the Fund has agreed to sell to such underwriter, the number of Common Shares set forth opposite the name of such underwriter.

                                                            Number of
                        Underwriter                      Common Shares

      The purchase agreement provides that the obligations of the underwriters to purchase the shares included in this offering are subject to the approval of certain legal matters by counsel and to certain other conditions. The underwriters are obligated to purchase all the Common Shares sold under the purchase agreement if any of the Common Shares are purchased. In the purchase agreement, the Fund and the Investment Manager have agreed to indemnify the underwriters against certain liabilities, including liabilities arising under the Securities Act of 1933, or to contribute payments the underwriters may be required to make for any of those liabilities.

      The underwriters propose to initially offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the Common Shares to certain dealers at the public offering price less a concession not in excess of $[.___] per share. The sales load investors in the Fund will pay of $[.675] per share is equal to [4.5]% of the initial offering price. The underwriters may allow, and the dealers may reallow, a discount not in excess of $[.___] per share on sales to other dealers. After the initial public offering, the public offering price, concession and discount may be changed. Investors must pay for any Common Shares purchased on or before [________], 2002.

      The following table shows the public offering price, sales load and proceeds before expenses to the Fund. The information assumes either no exercise or full exercise by the underwriters of their over-allotment option.

                                                        Per Share        Without Option          With Option
   Public offering price...........................       $15.00                $                     $
   Sales load......................................      $[.675]                $                     $
   Proceeds, before expenses, to the Fund..........    $[14.325]                $                     $

      The expenses of the offering are estimated at $[_______] and are payable by the Fund. The Investment Manager has agreed to pay the amount by which the aggregate of all of the Fund's organizational expenses and offering costs (other than the sales load) exceeds $0.03 per Common Share.

      The Fund has granted the underwriters an option to purchase up to [________] additional Common Shares at the public offering price, less the sales load, within 45 days from the date of this prospectus to cover over-allotments. If the underwriters exercise this option, each will be obligated, subject to conditions contained in the purchase agreement, to purchase a number of additional shares proportionate to that underwriter's initial amount reflected in the above table.

      Until the distribution of the Common Shares is complete, SEC rules may limit underwriters and selling group members from bidding for and purchasing the Common Shares. However, the representatives may engage in transactions that stabilize the price of the Common Shares, such as bids or purchases to peg, fix or maintain that price.

      If the underwriters create a short position in the Common Shares in connection with the offering (i.e., if they sell more Common Shares than are listed on the cover of this prospectus), the representatives may reduce that short position by purchasing Common Shares in the open market. The representatives may also elect to reduce any short position by exercising all or part of the over-allotment option described above. Purchases of the Common Shares to stabilize its price or to reduce a short position may cause the price of the Common Shares to be higher than it might be in the absence of such purchases.

      Neither the Fund nor any of the underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transaction described above may have on the price of the Common Shares. In addition, neither the Fund nor any of the underwriters makes any representation that the representatives will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

      The Fund has agreed not to offer or sell any additional Common Shares (other than Common Shares issued in connection with the Plan) for a period of 180 days after the date of the purchase agreement without the prior written consent of the underwriters, except for the sale of the Common Shares to the underwriters pursuant to the purchase agreement.

      The Fund anticipates that the underwriters may from time to time act as brokers or dealers in executing the Fund's portfolio transactions after they have ceased to be underwriters. The underwriters are active underwriters of, and dealers in, securities and act as market makers in a number of such securities, and therefore can be expected to engage in portfolio transactions with the Fund.

      The Investment Manager has also agreed to pay from its own assets an additional commission to ________________. This additional commission will be payable quarterly at the annual rate of 0.10% of the Fund's managed assets during the continuance of the Investment Management Agreement or other advisory agreement between the Investment Manager and the Fund. The total amount of these additional commission payments will not exceed 4.5% of the total price to public of the Common Shares offered hereby; provided, that in determining when the maximum additional commission amount has been paid, the value of each of the quarterly payments shall be discounted at the annual rate of 10% to the closing date of this offering. _________________ has agreed to provide certain after-market support services designed to maintain the visibility of the Fund on an ongoing basis, and __________________ has additionally agreed to (i) provide to the Investment Manager relevant information, studies or reports regarding general trends in the closed-end investment company and asset management industries and (ii) at the request of the Investment Manager, provide information to and consult with representatives of the Investment Manager with respect to applicable strategies designed to address market value discounts, if any.

      The address of _______________ is ______________________________________.

       CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR

      [____________], whose principal business address is [____________], has been retained to act as custodian of the Fund's investments and [____________], whose principal business address is [____________], has been retained to serve as the Fund's transfer and dividend disbursing agent and registrar. Neither [____________] nor [____________] has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.

                             REPORTS TO SHAREHOLDERS

      The Fund will send unaudited semi-annual and audited annual reports to its shareholders, including a list of investments held.

                                  LEGAL MATTERS

      The validity of the shares offered hereby is being passed on for the Fund by Ropes & Gray, Boston, Massachusetts, and certain other legal matters will be passed on for the underwriters by [_______________________].
[_______________________] may rely as to certain matters of Massachusetts law on the opinion of Ropes & Gray.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Investment Objectives and Policies..........................................
Investment Restrictions.....................................................
Management of the Fund......................................................
Investment Advisory and Other Services......................................
Portfolio Transactions and Brokerage........................................
Determination of Net Asset Value............................................
Certain Provisions in the Declaration of Trust..............................
Repurchase of Shares........................................................
Taxation....................................................................
Performance Information.....................................................
Counsel and Independent Accountants.........................................
Additional Information......................................................
Financial Statements........................................................
Report of Independent Accountants...........................................
Appendix A -- Ratings of Investments........................................

================================================================================

                             ________________ Shares

                           AEW Real Estate Income Fund

                                  Common Shares
                                $15.00 per share

                                ----------------

                                   PROSPECTUS

                                ----------------

                                 [Underwriters]

                            __________________, 2002

================================================================================

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the SEC is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                SUBJECT TO COMPLETION - DATED _____________, 2002

                           AEW REAL ESTATE INCOME FUND

                               399 Boylston Street
                           Boston, Massachusetts 02116
                                 (800) ___-____

                       STATEMENT OF ADDITIONAL INFORMATION

                                [________], 2002

      AEW Real Estate Income Fund (the "Fund") is a recently organized, non-diversified, closed-end management investment company organized as a Massachusetts business trust on [______], 2002.

      This Statement of Additional Information relating to the common shares ("Common Shares") of the Fund is not a prospectus, but should be read in conjunction with the prospectus of the Fund, dated [_______], 2002, as supplemented from time to time (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Common Shares, and investors should obtain and read the Prospectus prior to purchasing such shares. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Statement of Additional Information and Prospectus may be obtained free of charge by writing or calling the address or phone number shown above. You may also obtain a copy of the Prospectus on the web site (http://www.sec.gov) of the Securities and Exchange Commission ("SEC"). Capitalized terms used but not defined herein have the same meanings ascribed to them in the Prospectus.

                                TABLE OF CONTENTS

TABLE OF CONTENTS..............................................................2
INVESTMENT OBJECTIVES AND POLICIES.............................................3
INVESTMENT RESTRICTIONS.......................................................13
MANAGEMENT OF THE FUND........................................................15
INVESTMENT ADVISORY AND OTHER SERVICES........................................19
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................22
DETERMINATION OF NET ASSET VALUE..............................................23
CERTAIN PROVISIONS IN THE DECLARATION OF TRUST................................24
REPURCHASE OF SHARES..........................................................26
TAXATION......................................................................28
PERFORMANCE INFORMATION.......................................................35
COUNSEL AND INDEPENDENT ACCOUNTANTS...........................................37
ADDITIONAL INFORMATION........................................................38
FINANCIAL STATEMENTS..........................................................39
REPORT OF INDEPENDENT ACCOUNTANTS.............................................40
APPENDIX A....................................................................41

                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information Regarding Fund Investments

      The following descriptions supplement the descriptions of the principal investment objectives, strategies and risks as set forth in the Prospectus. Except as specifically provided herein, the Fund's investment policies are not fundamental and may be changed by the Board of Trustees of the Fund without the approval of the shareholders.

Investments In Real Estate Companies And Real Estate Investment Trusts

      Under normal market conditions, the Fund will invest at least 90% of its total assets in income-producing common shares, preferred shares, convertible preferred shares and debt securities issued by real estate companies, including real estate investment trusts ("REITs"). For purposes of the Fund's investment policies, a "Real Estate Company" is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or has at least 50% of its assets invested in such real estate. Under normal market conditions, at least 80% of the Fund's total assets will be invested in income-producing equity securities issued by REITs. It is the Fund's fundamental policy to concentrate its investments in the U.S. real estate industry (including REITs) and not in any other industry.

Lower-Rated Securities

      Under rating agency guidelines, medium- and lower-rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Medium- and lower-rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default or be in default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be likely to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could reduce the value of securities held by the Fund, with a commensurate effect on the value of the Fund's shares.

      Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A description of the ratings of certain rating agencies is set forth in Appendix A. The ratings generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a non-U.S. debt instrument is denominated.

      The secondary markets for lower-rated securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for lower-rated securities are concentrated in relatively few market makers and participants in the market are generally institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for lower-rated securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the ability of the Fund to dispose of particular portfolio investments, may adversely affect the Fund's net asset value per share and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value its portfolio securities, and a greater degree of judgment may be necessary in making such valuations. Less liquid secondary markets may also affect the ability of the Fund to sell securities at their fair value. If the secondary markets for lower-rated securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the Fund's portfolio may become illiquid and the proportion of the Fund's assets invested in illiquid securities may significantly increase.

      Prices for lower-rated securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market for lower-rated securities, the financial condition of issuers of these securities and the value of outstanding lower-rated securities. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in lower-rated bonds and limiting the deductibility of interest by certain corporate issuers of lower-rated bonds adversely affected the market in the past.

      While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher rated securities. In addition, such securities present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness. The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

      The Fund may only invest in non-investment grade securities that are rated CCC or higher by Standard & Poor's Ratings Services ("S&P") or Caa or higher by Moody's Investor Service, Inc. ("Moody's") (or a comparable rating by another nationally recognized statistical rating agency), or unrated securities determined to be of comparable quality by the Investment Manager. The issuers of these securities have a currently identifiable vulnerability to default on their payments of principal and interest. Such issues may be in danger with respect to payment of principal or interest. The Fund will not invest in securities that are in default as to payment of principal and interest at the time of purchase.

Swap Agreements

      The Fund may enter into interest rate swap or cap transactions for purposes of attempting to reduce or eliminate the impact that an increase in short-term interest rates could have on the Fund's investments and capital structure. Swap transactions are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index. Commonly used swap transactions include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

      The "notional amount" of the swap transaction is only a fictitious basis on which to calculate the obligations that the parties to a swap transaction have agreed to exchange. Most swap transactions entered into by the Fund would calculate the obligations on a "net basis." Consequently, the Fund's obligations (or rights) under a swap transaction will generally be equal only to the net amount to be paid or received under the transaction based on the relative values of the positions held by each party to the transaction (the "net amount"). Obligations under a swap transaction will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. The Fund will not enter into a swap transaction with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

      Common Shareholders will bear the risks of swaps, caps or other interest rate transactions entered into by the Fund.

Foreign Securities

      The Fund may invest up to 10% of its total assets in the securities of non-U.S. issuers located in countries that are members of the Organisation For Economic Co-operation and Development.

      Investors should recognize that investing in the securities of foreign issuers involves special considerations which are not typically associated with investing in the securities of U.S. issuers. Investments in securities of foreign issuers may involve risks arising from differences between U.S. and foreign securities markets, including less volume, much greater price volatility in and illiquidity of certain foreign securities markets, different trading and settlement practices and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

      Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund's income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign sub-custodians and legal limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian's bankruptcy.

      In addition, there may be less publicly-available information about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default in any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations.

      There generally is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

      The manner in which foreign investors may invest in companies in certain foreign countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in some countries to invest initially through a local broker or other entity and then have the purchased shares re-registered in the name of the Fund. Re-registration may in some instances not occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

      Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in the Fund incurring additional costs and delays in transporting such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to forego attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

      Rules adopted under the Investment Company Act of 1940, as amended (the "1940 Act") permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be "eligible sub-custodians," as defined in the 1940 Act, for the Fund, in which event the Fund may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting, on a timely basis, portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

Illiquid Securities

      The Fund may invest in securities that are illiquid so long as no more than 10% of the total assets of the Fund (taken at market value at the time of investment) would be invested in such securities. The term "illiquid securities" for these purposes means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. The staff of the Securities and Exchange Commission is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper, that AEW Management and Advisors, L.P. (the "Investment Manager") has determined to be liquid under procedures approved by the Board of Trustees.

      The Board of Trustees has delegated to the Investment Manager the day-to-day determination of the illiquidity of any security held by the Fund, although it has retained oversight and ultimate responsibility for such determinations. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. See "Determination of Net Asset Value." The Investment Manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. If adverse market conditions were to develop during any such delay, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

      If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 10% of the value of its total assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as it deems advisable, if any, to protect liquidity.

      As discussed in the Prospectus under "Interest Rate Transactions," the Fund intends to segregate cash or liquid securities with its custodian having a value at least equal to the Fund's net payment obligations under any swap transaction, as marked to market daily. The Fund will treat such amounts as illiquid for purposes of its 10% limit on investments in illiquid securities.

Other Investment Companies

      The Fund may invest in securities of open- or closed-end investment companies that invest primarily in investments of the types in which the Fund may invest directly. The Fund may invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its Common Shares or the planned offering of its preferred shares of beneficial interest ("Fund Preferred Shares"), during periods when there is a shortage of attractive, real estate-related investments available in the market, or when the Investment Manager believes share prices of other investment companies offer attractive values. The Fund may invest in investment companies that are advised by the Investment Manager or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company's expenses and Fund shareholders would remain subject to payment of the Fund's management fees with respect to assets so invested. Holders of Common Shares ("Common Shareholders") would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Investment Manager will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available real estate-related investments. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described in the Prospectus and herein. As described in the Prospectus in the section entitled "Use of Leverage--Leverage Risk," the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.

U.S. Government Securities

      U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund's shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the GNMA, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Custodial receipts issued in connection with so-called trademark zero-coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero-coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

Corporate Bonds

      The Fund may invest in a wide variety of debt obligations of varying maturities issued by U.S. and foreign corporations and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures and similar instruments and securities. Bonds generally are used by corporations and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are "perpetual" in that they have no maturity date. The Fund will invest in U.S. dollar-denominated corporate bonds and may also invest in bonds denominated in foreign currencies in accordance with the Fund's investment objectives and policies as described in the Prospectus. The Fund has the flexibility to invest in corporate bonds that are below investment grade quality. See "- Lower-Rated Securities" above.

      Many bonds, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates decline. Accordingly, holders of securities that may be called or prepaid may not benefit fully from the increase in value that other fixed income securities experience when rates decline. Furthermore, the Fund reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

Convertible Securities

      The Fund may invest in convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. Similarly, certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. A convertible security generally entitles the holder to receive interest or dividends paid or accrued until the convertible security matures or is redeemed, converted or exchanged. By holding convertible security, the Fund can receive a steady stream of interest payments or dividends and still have the option to convert the security to common stock.

      As a fixed income security, a convertible debt or equity security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

      Convertible securities generally rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

      The Fund may also invest in so-called "synthetic convertible securities," which are composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option. The synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Short Sales

      A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund will not enter into short sales except for interest rate hedging purposes as described in the Prospectus.

      When the Fund makes a short sale on a security, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

      If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

      To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may also engage in so-called "naked" short sales (i.e., short sales that are not "against the box"), in which case the Fund's losses could theoretically be unlimited, in cases where the Fund is unable for whatever reason to close out its short position.

Derivative Instruments

      The Fund will not invest in derivatives except for interest rate hedging purposes as described in the Prospectus. The Fund may purchase and sell (write) both put options and call options on securities, swap agreements, and securities indexes, and enter into interest rate and index futures contracts and purchase and sell options on such futures contracts ("futures options") for these purposes. The Fund may also use other types of instruments that are currently available or that may be introduced in the future, including other types of options, futures contracts or futures options, provided that their use is consistent with the Fund's investment objectives.

      The value of some derivative instruments in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to utilize these instruments successfully may depend in part upon the ability of the Investment Manager to forecast interest rates and other economic factors correctly. If the Investment Manager incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

      The Fund might not employ any derivatives, and no assurance can be given that any strategy used will succeed. If the Investment Manager incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments and due to the possible inability of the Fund to close out or to liquidate its derivatives positions. Income earned by the Fund from many derivative strategies will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to shareholders in taxable distributions.

Short-Term Investments and Borrowings

      In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Fund may invest up to 100% of its net assets in cash equivalents and short-term fixed-income securities. The Fund would be unable to achieve its investment objectives if a substantial portion of its assets consisted of such investments. Short-term fixed income investments are defined to include, without limitation, the following:

      (1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S.

government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

      (2) Certificates of Deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by the Fund may not be fully insured.

      (3) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Investment Manager monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The Investment Manager does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

      (4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Investment Manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity measures) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand.

      (5) Shares of other investment companies that in turn invest in short-term investments, such as money market mutual funds. These may include investment companies advised by the Investment Manager and its affiliates.

      The Fund may borrow money for temporary administrative purposes. Subject to the terms of any applicable exemptive relief granted by the SEC, the Fund may borrow for such purposes from other investment companies advised by the Investment Manager and its affiliates.

                             INVESTMENT RESTRICTIONS

      The investment objectives and the general investment policies and investment techniques of the Fund are described in the Prospectus. The Fund has also adopted the following investment restrictions as fundamental policies and which, accordingly, may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

      Under these policies:

      (1) The Fund may not make short sales of securities or maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act.

      (2) The Fund may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts.

      (3) The Fund may not make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies. This restriction does not apply to repurchase agreements or loans of portfolio securities.

      (4) The Fund may not act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

      (5) The Fund may not purchase or sell real estate, although it may purchase securities of real estate investment trusts, issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

      (6) The Fund may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

      (7) The Fund may not issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

      In addition to these investment restrictions, the Fund will make investments that will result in the concentration (as that term may be defined by or interpreted under the 1940 Act and the rules and regulations thereunder) of its investments in the securities of issuers primarily engaged in the real estate industry (including real estate investment trusts) and not in any other industry. This restriction does not apply to U.S. Government Securities. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations. This policy may not be changed without the approval of the holders of a "majority of the outstanding shares" (as defined in the 1940 Act) of the Fund.

      In addition to the fundamental investment policies identified as such above, the Fund has adopted, among others, the following non-fundamental investment policy. Under normal market conditions, the Fund will invest at least 90% of its total assets in income-producing common shares, preferred shares, convertible preferred shares and debt securities issued by Real Estate Companies (as defined in this Statement of Additional Information) ("Basket Investments"). The Board of Trustees of the Fund may change the preceding policy without shareholder approval. However, so long as it is required by applicable law, the Fund will not change the policy in order to reduce below 80% the portion of its net assets (plus any borrowings for investment purposes) that the Fund will invest, under normal market conditions, in Basket Investments unless it provides shareholders with at least 60 days' written notice of such change.

      The percentages and percentage limitations set forth above or in the Prospectus, other than with respect to restriction (2) pertaining to borrowing, will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. Restrictions (1) and (7) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

                             MANAGEMENT OF THE FUND

      The Fund is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Funds and review the Fund's performance.

      The table below provides certain information regarding the Trustees and officers of the Fund. For purposes of this table and for purposes of this Statement, the term "Independent Trustee" means those Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and, when applicable, who have no direct or indirect financial interest in the approval of a matter being voted on by the Board of Trustees. For purposes of this Statement of Additional Information, the term "Interested Trustee" means those Trustees who are "interested persons" of the Fund and, when applicable, who have a direct or indirect financial interest in the approval of a matter being voted on by the Board of Trustees.

      The Trustees listed below are expected to be appointed by the Fund's sole initial Trustee prior to the offering of the Fund's Common Shares. Immediately after such appointment, the Fund's initial Trustee will resign.

------------------------------------------------------------------------------------------------------------------------------------
                                             Term of                                      Number of
                                             Office and                                   Portfolios
                             Position(s)     Length of      Principal Occupation(s)       in Fund
                             Held with       Time           During Past                   Complex
Name, Age and Address        Fund            Served         5 Years                       Overseen      Other Directorships Held
---------------------        ----            ------         -------                       --------      ------------------------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
------------------------------------------------------------------------------------------------------------------------------------
Graham T. Allison, Jr. (62)  Trustee         Until          Douglas Dillon Professor      28            Director, Taubman Centers,
399 Boylston Street          Contract        retirement*    and Director for the                        Inc. Board Member, USEC Inc.
Boston, MA 02116             Review and                     Belfer Center of Science
                             Governance      Since          and International
                             Committee       inception      Affairs, John F. Kennedy
                             Member          (October       School of Government,
                                             2002)          Harvard University
------------------------------------------------------------------------------------------------------------------------------------
Daniel M. Cain (57)          Trustee         Until          President and CEO, Cain       28            Trustee, Universal Health
452 Fifth Avenue             Chairman        retirement*    Brothers & Company,                         Realty Income Trust
New York, NY 10018           of the                         Incorporated (investment                    Director, eBenX, Inc.
                             Audit           Since          banking)                                    Director, PASC
                             Committee       inception
                                             (October
                                             2002)
------------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Cowan (70)        Trustee         Until          Retired                       28            None
399 Boylston Street          Chairman        retirement*
Boston, MA 02116             of the
                             Contract        Since
                             Review and      inception
                             Governance      (October
                             Committee       2002)
------------------------------------------------------------------------------------------------------------------------------------
Richard Darman (59)          Trustee         Until          Partner, The Carlyle          28            Director, Frontier
399 Boylston Street          Contract        retirement*    Group (investments);                        Ventures Corporation
Boston, MA 02116             Review and                     Professor, John F.                          Director, Neptune
                             Governance      Since          Kennedy School of                           Communications Corporation
                             Committee       inception      Government, Harvard                         Director, Enumerate
                             Member          (October       University                                  Solutions, Inc.
                                             2002)
------------------------------------------------------------------------------------------------------------------------------------
Sandra O. Moose (60)         Trustee         Until          Senior Vice President         28            Director, Verizon
Exchange Place               Audit           retirement*    and Director, The Boston                    Communications
Boston, MA 02109             Committee                      Consulting Group, Inc.                      Director, Rohm and Haas
                             Member          Since          (management consulting)                     Company
                                             inception
                                             (October
                                             2002)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             Term of                                      Number of
                                             Office and                                   Portfolios
                             Position(s)     Length of      Principal Occupation(s)       in Fund
                             Held with       Time           During Past                   Complex
Name, Age and Address        Fund            Served         5 Years                       Overseen      Other Directorships Held
---------------------        ----            ------         -------                       --------      ------------------------
------------------------------------------------------------------------------------------------------------------------------------
John A. Shane (69)           Trustee         Until          President, Palmer             28            Director, Arch
200 Unicorn Park Drive       Audit           retirement*    Service Corporation                         Communications Group,
Woburn, MA 01801             Committee                      (venture capital                            Inc.; Director, Eastern
                             Member          Since          organization)                               Bank Corporation;
                                             inception                                                  Director, Gensym
                                             (October                                                   Corporation; Director,
                                             2002)                                                      Overland Data, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Pendleton P. White (71)      Trustee         Until          Retired                       28            None
6 Breckenridge Lane          Contract        retirement*
Savannah, GA 31411           Review and
                             Governance      Since
                             Committee       inception
                             Member          (October
                                             2002)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
------------------------------------------------------------------------------------------------------------------------------------
John T. Hailer** (41)        President       Not            President and Chief           28            None
399 Boylston Street                          Applicable     Executive Officer, CDC
Boston, MA 02116             Trustee                        IXIS Asset Management
                                             Since          Distributors, L.P.;
                                             inception      formerly, Senior Vice
                                             (October       President, Fidelity
                                             2002)          Investments
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Voss*** (55)        Chairman        Not            Director, President and       28            Trustee, Harris Associates
399 Boylston Street          of the          Applicable     Chief Executive Officer,                    Investment Trust****
Boston, MA 02116             Board                          CDC IXIS Asset
                                             Since          Management North
                             Trustee         inception      America, L.P.
                                             (October
                                             2002)
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
James J. Finnegan (42)       Chief           Not            AEW Management and            N/A           N/A
399 Boylston Street          Operating       Applicable     Advisors, L.P. -
Boston, MA  02116            Officer                        Managing Director,
                                             (October       December 1996 to
                                             2002)          present; AEW Capital
                                                            Management, L.P. - General
                                                            Counsel and Principal,
                                                            January 2000 to present,
                                                            Assistant General Counsel
                                                            and Vice President,
                                                            December 1996 to January
                                                            2000; Aldrich, Eastman &
                                                            Waltch, L.P. - Assistant
                                                            General Counsel and Vice
                                                            President, October 1994 to
                                                            December, 1996; Capital
                                                            Management Resources, L.P.
                                                            - General Counsel and Vice
                                                            President, July 1993 to
                                                            October 1994.
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley              Treasurer       Not            Senior Vice President         N/A           N/A
(42)                                         Applicable     and Deputy Treasurer,
399 Boylston Street                                         CDC IXIS Asset
Boston, MA 02116                             Since          Management Services,
                                             inception      Inc.; Vice President and
                                             (October       Assistant Treasurer MFS
                                             2002)          Investment Management,
                                                            1997 to 2002; Vice
                                                            President, Putnam
                                                            Investments, 1994
                                                            to 1997; Senior Tax
                                                            Manager, Ernst & Young
                                                            LLP, 1985 to 1994.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                             Term of                                      Number of
                                             Office and                                   Portfolios
                             Position(s)     Length of      Principal Occupation(s)       in Fund
                             Held with       Time           During Past                   Complex
Name, Age and Address        Fund            Served         5 Years                       Overseen      Other Directorships Held
---------------------        ----            ------         -------                       --------      ------------------------
------------------------------------------------------------------------------------------------------------------------------------
John E. Pelletier (38)       Secretary       Not            Senior Vice President,        N/A           N/A
399 Boylston Street          and Clerk       Applicable     General Counsel,
Boston, MA 02116                                            Secretary and Clerk, CDC
                                             Since          IXIS Distribution
                                             inception      Corporation; Senior Vice
                                             (October       President, General
                                             2002)          Counsel, Secretary and
                                                            Clerk, CDC IXIS Asset
                                                            Management Distributors,
                                                            L.P.; Senior Vice
                                                            President, General
                                                            Counsel, Secretary and
                                                            Clerk, CDC IXIS Asset
                                                            Management Advisers, L.P.;
                                                            Executive Vice President,
                                                            General Counsel,
                                                            Secretary, Clerk, and
                                                            Director, CDC IXIS Asset
                                                            Management Services, Inc.;
                                                            formerly, Senior Vice
                                                            President and General
                                                            Counsel, Funds
                                                            Distributor, Inc.;
                                                            formerly, Vice President
                                                            and General Counsel,
                                                            Boston Institutional
                                                            Group; formerly, Senior
                                                            Vice President and General
                                                            Counsel, Financial
                                                            Research Corporation
------------------------------------------------------------------------------------------------------------------------------------

* Subject to re-election by shareholders as described under "Certain Provisions in the Declaration of Trust," all Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72.

** Mr. Hailer is an "interested person" of the Fund because he holds the following positions with affiliated persons of the Fund: President and Chief Executive Officer of CDC IXIS Asset Management Distributors, L.P.; Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation ("CDC IXIS Distribution Corporation"); and President and Chief Executive Officer of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers").

*** Mr. Voss is an "interested person" of the Fund because he holds the following positions with affiliated persons of the Fund: Director of CDC IXIS Asset Management Services, Inc. ("CIS"); Director of CDC IXIS Distribution Corporation; Director, President and Chief Executive Officer of CDC IXIS Asset Management North America, L.P.; Director of AEW Capital Management, Inc.; Director of Harris Associates, Inc; Director of Jurika & Voyles, Inc.; Director of Loomis, Sayles & Company, Inc.; Director of Reich & Tang Asset Management Inc.; Director of Westpeak Investment Advisors, Inc.; and Director of Vaughan, Nelson, Scarborough & McCullough, Inc.

**** As of January 30, 2002, Harris Associates Investment Trust had seven series that were overseen by its Board of Trustees.

      Each Trustee of the Fund also serves as a trustee for CDC Nvest Funds Trust I, II and III, CDC Nvest Companies Trust I, CDC Nvest Cash Management Trust-Money Market Series and CDC Nvest Tax Exempt Money Market Trust (collectively, the "CDC Nvest Trusts"), each of which is advised by affiliates of the Investment Manager. Previous positions during the past five years with CDC IXIS Asset Management Distributors, L.P. or CDC IXIS Advisers are omitted, if not materially different from a trustee's or officer's current position with such entity.

      In accordance with the Fund's staggered board (see "Anti-Takeover and Other Provisions in the Declaration of Trust"), the Common Shareholders of the Fund will elect Trustees to fill the vacancies of Trustees whose terms expire at each annual meeting of Common Shareholders, unless any Fund Preferred Shares are outstanding, in which event holders of the Fund Preferred Shares, voting as a separate class, will elect two Trustees and the remaining Trustees shall be elected by Common Shareholders and holders of Fund Preferred Shares, voting together as a single class. Holders of the Fund Preferred Shares will be entitled to elect a majority of the Fund's Trustees under certain circumstances.

Standing Board Committees

      The Contract Review and Governance Committee of the Fund is comprised solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the Investment Manager and the Fund, and governance matters relating to the Fund.

      The Audit Committee of the Fund is comprised solely of Independent Trustees and considers matters relating to the scope and results of the Fund's audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian.

      Because the Fund is newly organized, the Committees of the Board have not held any meetings to date.

Trustee Fees

      The Fund pays no compensation to its officers or to its Trustees who are interested persons of the Fund. Each other Trustee of the Fund receives a fee of $[ ] annually for serving as a Trustee of the Fund, and a fee of $[ ] and related expenses for each meeting of the Board of Trustees attended.

      During the year ended December 31, 2001, the Trustees of the Fund received the amounts set forth in the following table for serving as a trustees of the CDC Nvest Trusts. The table also includes amounts expected to be paid to the Trustees by the Fund for service as Trustees during the partial fiscal year ended January 31, 2002.


                                 Estimated           Pension or                    Total
                                 Compensation from   Retirement     Estimated      Compensation
                                 the Fund for the    Benefits       Annual         from the
                                 Fiscal Year         Accrued as     Benefits       CDC Nvest
                                 Ending January      Part of Fund   Upon           Trusts and the
     Name of Trustee             31, 2002*           Expenses*      Retirement*    Fund*+
     ---------------             ---------           ---------      -----------    ------
     INDEPENDENT

     Graham T. Allison, Jr.      $                   $              $              $
     Daniel M. Cain              $                   $              $              $
     Kenneth J. Cowan            $                   $              $              $
     Richard Darman              $                   $              $              $
     Sandra O. Moose             $                   $              $              $
     John A. Shane               $                   $              $              $
     Pendleton P. White          $                   $              $              $

     INTERESTED

     Peter S. Voss               $0                  $0             $0             $0
     John T. Hailer              $0                  $0             $0             $0

----------

      *Since the Fund has not completed its first full fiscal year, compensation is estimated based upon future payments to be made by the Fund during the current fiscal year.

      +Total Compensation represents amounts paid during 2001 to a trustee for serving on the board of trustees of 6 trusts with a total of 27 funds as of December 31, 2001. Amounts include payments deferred by Trustees for 2001.

      The Fund provides no pension or retirement benefits to its Trustees.

                     INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Manager

      The Investment Manager has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Trustees of the Fund. The Investment Manager is a real estate investment advisory firm that provides investment management and related services to institutional and retail investors. Together with its affiliates operating under the AEW name, the Investment Manager managed nearly $7 billion of client capital as of June 30, 2002. The Investment Manager's address is Two Seaport Lane, World Trade Center East, Boston, Massachusetts 02210.

      The Investment Manager is a registered investment adviser whose origins date back to 1981. The Investment Manager is a limited partnership that is a controlled affiliate of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings, LLC ("CDC IXIS Holdings"), which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"). CDC IXIS North America owns the entire limited partnership interest in the Investment Manager. CDC IXIS North America, together with its subsidiaries and affiliates in the U.S., Europe and Asia, managed approximately $310 billion in assets for institutions and individuals as of June 30, 2002.

      Pursuant to the Investment Management Agreement, the Investment Manager furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, executes the purchase and sale orders for the portfolio transactions of the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Trustees of the Fund.

      Under the Investment Management Agreement, the Fund pays the Investment Manager a monthly management fee computed at the annual rate of .80% of the average daily value of the managed assets (which include the liquidation preference on any Preferred Shares and the principal amount on any borrowings used for leverage) of the Fund, subject to certain fee waivers described in the Prospectus. During the time in which the Fund is utilizing leverage, the fees paid to the Investment Manager and its affiliates for investment management, administrative and other services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund's managed assets, which include the liquidation preference of any Fund Preferred Shares and the principal amount of any borrowings used for leverage. Only the Fund's Common Shareholders bear the Fund's fees and expenses.

Trustee Approval of the Investment Management Agreement

      [To be provided.]

Administrative Services

      Pursuant to an Administration Agreement between the Fund and CDC IXIS Asset Management Services, Inc. ("CDC IXIS Services"), an affiliate of the Investment Manager, CDC IXIS Services also performs or arranges for the performance of certain administrative and accounting functions for the Fund, including (i) providing office space, telephone, office equipment and supplies for the Fund; (ii) paying compensation of the Fund's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of the periodic updating of the Fund's registration statement, including the prospectus and statement of additional information, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of periodic reports to the Fund's shareholders and filing of these reports with the SEC, Forms N-SAR filed with the SEC, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of the Fund's investment portfolio and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Company, including the custodian, transfer agent and printers; (viii) providing trading desk facilities for the Fund; (ix) supervising compliance by the Fund with record-keeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the custodian and transfer agent) and preparing and filing of tax reports other than the Fund's income tax returns; (x) providing executive, clerical and secretarial help needed to carry out these responsibilities; and (xi) providing persons satisfactory to the Trustees of the Fund to serve as officers of the Fund.

      Under the terms of the Administration Agreement, the Fund pays CDC IXIS Services a monthly administration fee computed on the basis of the net assets of the Fund at an annual rate equal to 0.06% of the first $300 million in assets and 0.0575% of assets in excess of $300 million, with a minimum annual fee of $150,000.

      In accordance with the terms of the Administration Agreement and with the approval of the Fund's Board of Trustees, CDC IXIS Services has retained [________________] as sub-administrator under a fund accounting and administration agreement (the "Sub-Administration Agreement"). Under the Sub-Administration Agreement, [________________] has assumed responsibility for performing certain of the foregoing administrative functions, including (i) determining, together with the Fund's custodian, the Fund's net asset value and preparing these figures for publication; (ii) maintaining certain of the Fund's books and records that are not maintained by the Investment Manager, CDC IXIS Services, the custodian or transfer agent; (iii) preparing financial information for the Fund's income tax returns, proxy statements, shareholder reports, and SEC filings; and (iv) responding to shareholder inquiries.

      Under the terms of the Sub-Administration Agreement, CDC IXIS Services (and not the Fund) pays [________________] a monthly sub-administration fee computed on the basis of the net assets of the Fund at an annual rate equal to [____] of the first $[____] million in assets, [____] of the next $[____] million, and [____] of assets in excess of $[____] million.

      The personnel acting as officers of the Fund are employees or officers of the Investment Manager, CDC IXIS Services or their affiliates. The Fund does not pay for services performed by officers of the Investment Manager, CDC IXIS Services or their affiliates, other than amounts payable under the Investment Management and Administration Agreements.

Custodian And Transfer And Dividend Disbursing Agent

      [________________], which has its principal business office at [________________], has been retained to act as custodian of the Fund's investments and [__________], which has its principal business office at [___________], has been retained to act as the Fund's transfer and dividend disbursing agent. Neither [________________] nor [_________] has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.

      CDC IXIS Services remains responsible for monitoring and overseeing the performance by [________________] and [__________], as sub-administrator and custodian and transfer and disbursing agent, respectively, of their obligations to the Fund under their respective agreements with the Fund, subject to the overall authority of the Fund's Board of Trustees.

Code Of Ethics

      The Fund and the Investment Manager have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit employees to invest in securities for their own accounts, under certain circumstances, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board and the oversight of the Investment Manager, the Investment Manager is primarily responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions.

      Fixed-income securities, certain short-term securities and certain equities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price, which may include dealer spreads and underwriting commissions. Equity securities may also be purchased or sold through brokers who will be paid a commission.

      The general policy of the Fund in selecting brokers and dealers is to obtain the best results taking into account factors such as the general execution and operational facilities of the broker or dealer, the type and size of the transaction involved, the creditworthiness of the broker or dealer, the stability of the broker or dealer, execution and settlement capabilities, time required to negotiate and execute the trade, research services and the Investment Manager's arrangements related thereto (as described below), overall performance, the dealer's risk in positioning the securities involved, and the broker's commissions and dealer's spread or mark-up. While the Investment Manager generally seeks the best price in placing its orders, the Fund may not necessarily be paying the lowest price available.

      Notwithstanding the above, in compliance with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Investment Manager may select brokers who charge a commission in excess of that charged by other brokers if the Investment Manager determines in good faith that the commission to be charged is reasonable in relation to the brokerage and research services provided to the Investment Manager by such brokers. Research services generally consist of research or statistical reports or oral advice from brokers and dealers regarding particular companies, industries or general economic conditions. The Investment Manager may also have arrangements with brokers pursuant to which such brokers provide research services to the Investment Manager in exchange for a certain volume of brokerage transactions to be executed by such broker. While the payment of higher commissions increases the Fund's costs, the Investment Manager does not believe that the receipt of such brokerage and research services significantly reduces its expenses as the Investment Manager. Arrangements for the receipt of research services from brokers may create conflicts of interest.

      Research services furnished to the Investment Manager by brokers who effect securities transactions for the Fund may be used by the Investment Manager in servicing other investment companies and accounts which it manages. Similarly, research services furnished to the Investment Manager by brokers who effect securities transactions for other investment companies and accounts which the Investment Manager manages may be used by the Investment Manager in servicing the Fund. Not all of these research services are used by the Investment Manager in managing any particular account, including the Fund.

      Under the 1940 Act, "affiliated persons" of the Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, the Fund may purchase securities from underwriting syndicates of which the Investment Manager or any of its affiliates (as defined in the 1940 Act) is a member under certain conditions, in accordance with Rule 10f-3 promulgated under the 1940 Act.

      The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through "affiliated broker/dealers," as defined in the 1940 Act. The Board of Trustees has adopted procedures in accordance with Rule 17e-1 promulgated under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which such affiliates operate. Any such compensation will be paid in accordance with applicable SEC regulations.

      Investment decisions for the Fund are made independently from those of other funds or accounts managed by the Investment Manager. Such other funds or accounts may also invest in the same securities as the Fund. If those funds or accounts are prepared to invest in, or desire to dispose of, the same security at the same time as the Fund, however, transactions in such securities will be made, insofar as feasible, for the respective funds and accounts in a manner deemed equitable to all. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. In addition, because of different investment objectives, a particular security may be purchased for one or more funds or accounts when one or more funds or accounts are selling the same security.

                        DETERMINATION OF NET ASSET VALUE

      The method for determining the net asset value per Common Share is summarized in the Prospectus.

      The total net asset value of the Common Shares (the excess of the assets of the Fund over the Fund's liabilities) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for trading. In addition, in the Investment Manager's discretion, the Fund's shares may be priced on a day the Exchange is closed for trading if the Investment Manager in its discretion determines that it is advisable to do so based primarily upon factors such as whether (i) there has been enough trading in that Fund's portfolio securities to affect materially the net asset value of the Fund's shares and (ii) whether in the Investment Manager's view sufficient information (e.g., prices reported by pricing services) is available for the Fund's shares to be priced. The Fund does not expect to price its shares on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. government securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

      Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their last sale price (or the last reported bid price, if there is no reported sale during the day), on the exchange on which they principally trade, as of the close of regular trading on such exchange, except for securities traded on the London Stock Exchange ("British Equities"). British Equities will be valued at the mean between the last bid and last asked prices on the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern time, when the Fund compute the net asset value of its Common Shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of the Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Fund's Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value.

      CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

Shareholder Liability

      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Fund's Declaration of Trust (the "Declaration") contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration also provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund is unable to meet its obligations, and thus should be considered remote.

Anti-Takeover Provisions

      As described below, the Declaration includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees, and could have the effect of depriving shareholders of opportunities to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund.

      The Fund's Trustees are divided into three classes (Class I, Class II and Class III), having initial terms of one, two and three years, respectively. At each annual meeting of shareholders, the term of one class will expire and each Trustee elected to that class will hold office for a term of three years. The classification of the Board of Trustees in this manner could delay for an additional year the replacement of a majority of the Board of Trustees. In addition, the Declaration provides that a Trustee may be removed only for cause and only (i) by action of at least seventy-five percent (75%) of the outstanding shares of the classes or series of shares entitled to vote for the election of such Trustee, or (ii) by at least seventy-five percent (75%) of the remaining Trustees.

      Except as provided in the next paragraph, the affirmative vote or consent of at least seventy-five percent (75%) of the Board of Trustees and at least seventy-five percent (75%) of the shares of the Fund outstanding and entitled to vote thereon are required to authorize any of the following transactions (each a "Material Transaction"): (1) a merger, consolidation or share exchange of the Fund or any series or class of shares of the Fund with or into any other person or company, or of any such person or company with or into the Fund or any such series or class of shares; (2) the issuance or transfer by the Fund or any series or class of shares (in one or a series of transactions in any twelve-month period) of any securities of the Fund or such series or class to any other person or entity for cash, securities or other property (or combination thereof) having an aggregate fair market value of $1,000,000 or more, excluding sales of securities of the Fund or such series or class in connection with a public offering, issuances of securities of the Fund or such series or class pursuant to a dividend reinvestment plan adopted by the Fund and issuances of securities of the Fund or such series or class upon the exercise of any stock subscription rights distributed by the Fund; or (3) a sale, lease, exchange, mortgage, pledge, transfer or other disposition by the Fund or any series or class of shares (in one or a series of transactions in any twelve-month period) to or with any person of any assets of the Fund or such series or class having an aggregate fair market value of $1,000,000 or more, except for transactions in securities effected by the Fund or such series or class in the ordinary course of its business. The same affirmative votes are required with respect to any shareholder proposal as to specific investment decisions made or to be made with respect to the Fund's assets or the assets of any series or class of shares of the Fund.

      Notwithstanding the approval requirements specified in the preceding paragraph, the Declaration requires no vote or consent of the Fund's shareholders to authorize a Material Transaction if the transaction is approved by a vote of both a majority of the Board of Trustees and seventy-five percent (75%) of the Continuing Trustees (as defined below), so long as all other conditions and requirements, if any, provided for in the Fund's Bylaws and applicable law (including any shareholder voting rights under the 1940 Act) have been satisfied.

      In addition, the Declaration provides that the Fund may be terminated at any time by vote or consent of at least seventy-five percent (75%) of the Fund's shares or, alternatively, by vote or consent of both a majority of the Board of Trustees and seventy-five percent (75%) of the Continuing Trustees (as defined below). A vote of both a majority of the Board of Trustees and seventy-five percent (75%) of the Continuing Trustees (as defined below) is required for distributions to the Fund's shareholders (in one or a series of distributions) during any twelve-month period of any property (in cash, shares or otherwise) with an aggregate fair market value in excess of 125% of the income and gains (accrued or realized) of the Fund during such twelve-month period.

      In certain circumstances, the Declaration also imposes shareholder voting requirements that are more demanding than those required under the 1940 Act in order to authorize a conversion of the Fund from a closed-end to an open-end investment company. See "Repurchase of Common Shares; Conversion to Open-End Fund" below.

      As noted, the voting provisions described above could have the effect of depriving Common Shareholders of an opportunity to sell their Common Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. In the view of the Fund's Board of Trustees, however, these provisions offer several possible advantages, including: (1) requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid for the amount of Common Shares required to obtain control; (2) promoting continuity and stability; and (3) enhancing the Fund's ability to pursue long-term strategies that are consistent with its investment objective and management policies. The Board of Trustees has determined that the voting requirements described above, which are generally greater than the minimum requirements under the 1940 Act, are in the best interests of the Fund's Common Shareholders generally.

      A "Continuing Trustee," as used in the discussion above, is any member of the Fund's Board of Trustees who either (i) has been a member of the Board for a period of at least thirty-six months (or since, immediately after the initial registered public offering of the Fund's Common Shares, if less than thirty-six months) or (ii) was nominated to serve as a member of the Board of Trustees by a majority of the Continuing Trustees then members of the Board.

      The foregoing is intended only as a summary and is qualified in its entirety by reference to the full text of the Declaration and the Fund's Bylaws, both of which have been filed as exhibits to the Fund's registration statement on file with the SEC.

Liability of Trustees

      The Declaration provides that the obligations of the Fund are not binding upon the Trustees of the Fund individually, but only upon the assets and property of the Fund, and that the Trustees shall not be liable for errors of judgment or mistakes of fact or law. Nothing in the Declaration, however, protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                              REPURCHASE OF SHARES

      The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, price, dividend stability, relative demand for and supply of such shares in the market, market and economic conditions and other factors beyond the control of the Fund. Shares of a closed-end investment company may frequently trade at prices lower than net asset value. The Fund's Board of Trustees regularly monitors the relationship between the market price and net asset value of the Common Shares. If the Common Shares were to trade at a substantial discount to net asset value for an extended period of time, the Fund's Board may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at net asset value, or the conversion of the Fund to an open-end investment company. The Board of Trustees may not decide to take any of these actions. The Fund has no present intention to repurchase its Common Shares and would do so only in the circumstances described in this section.

      Notwithstanding the foregoing, at any time when Fund Preferred Shares are outstanding, the Fund may not purchase, redeem or otherwise acquire any of its Common Shares unless (1) all accrued dividends on Fund Preferred Shares have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Fund's portfolio (determined after deducting the acquisition price of the Common Shares) is at least 200% of the liquidation value of the outstanding Fund Preferred Shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon).

      Subject to its investment limitations, the Fund may borrow or use the accumulation of cash to finance repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's income. Any share repurchase, tender offer or borrowing that might be approved by the Board of Trustees would have to comply with the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations under each of those Acts.

      The Fund's Board of Trustees may also from time to time consider submitting to the holders of the shares of beneficial interest of the Fund a proposal to convert the Fund to an open-end investment company. In determining whether to exercise its sole discretion to submit this issue to shareholders, the Board of Trustees would consider all factors then relevant, including the relationship of the market price of the Common Shares to net asset value, the extent to which the Fund's capital structure is leveraged and the possibility of re-leveraging, the spread, if any, between the yields on securities in the Fund's portfolio and interest and dividend charges on Fund Preferred Shares or other forms of leverage and general market and economic conditions.

      The Declaration requires the affirmative vote or consent of holders of at least seventy-five percent (75%) of each class of the Fund's shares entitled to vote on the matter to authorize a conversion of the Fund from a closed-end to an open-end investment company, unless the conversion is authorized by both a majority of the Board of Trustees and seventy-five percent (75%) of the Continuing Trustees (as defined above under "Certain Provisions in the Declaration of Trust--Anti-Takeover Provisions"). This seventy-five percent (75%) shareholder approval requirement is higher than is required under the 1940 Act. In the event that a conversion is approved by the Trustees and the Continuing Trustees as described above, the minimum shareholder vote required under the 1940 Act would be necessary to authorize the conversion. Currently, the 1940 Act would require approval of the holders of a "majority of the outstanding" Common Shares and, if issued, Fund Preferred Shares voting together as a single class, and the holders of a "majority of the outstanding" Fund Preferred Shares voting as a separate class, in order to authorize a conversion.

      If the Fund converted to an open-end company, it would be required to redeem all Preferred Shares then outstanding (requiring in turn that it liquidate a portion of its investment portfolio), and the Fund's Common Shares likely would no longer be listed on the American Stock Exchange. Shareholders of an open-end investment company may require the company to redeem their shares on any business day (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end companies typically engage in a continuous offering of their shares. Open-end companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management.

      The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund's shares trading at a price equal to their net asset value. Nevertheless, the fact that the shares may be the subject of repurchase or tender offers at net asset value from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

      In addition, a purchase by the Fund of its Common Shares will decrease the Fund's total assets, which would likely have the effect of increasing the Fund's expense ratio. Any purchase by the Fund of its Common Shares at a time when Fund Preferred Shares are outstanding will increase the leverage applicable to the outstanding Common Shares then remaining.

      Before deciding whether to take any action if the Fund's Common Shares trade below net asset value, the Board of Trustees would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

                                    TAXATION

      Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund

      The Fund intends to elect to be treated as, and to qualify annually as, a regulated investment company under Subchapter M of the Code.

      To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax-exempt interest each taxable year.

      As a regulated investment company that is accorded special tax treatment, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gain in excess of net long-term capital loss) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and net capital gain. However, if the Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

      Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

      If the Fund fails to distribute in a calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years, the Fund will be subject to a 4% excise tax on the undistributed amount. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

      If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (even if such income were distributed to its shareholders), and all distributions out of earnings and profits (including distributions of net capital gain) would be taxed to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

Distributions

      Dividends paid out of the Fund's current and accumulated earnings and profits will, except in the case of capital gain dividends described below, be taxable to a U.S. shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Although such dividends generally will not qualify for the dividends received deduction available to corporations under Section 243 of the Code, if a portion of the Fund's income consists of qualifying dividends paid by U.S. corporations (other than REITs), a portion of the dividends paid by the Fund to corporate shareholders may be eligible for the corporate dividends received deduction. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. A return of capital is not taxable, but it reduces a shareholder's tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

      Dividends and distribution on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus included in the price paid by the shareholders).

      The Internal Revenue Service ("IRS") currently requires that a regulated investment company that has two or more classes of stock allocate to each such class proportionate amounts of each type of its income (such as ordinary income and capital gains) based upon the percentage of total dividends paid out of earnings or profits to each class for the tax year. Accordingly, the Fund intends each year to allocate capital gain dividends between its Common Shares and Fund Preferred Shares in proportion to the total dividends paid out of earnings or profits to each class with respect to such tax year. Dividends qualifying and not qualifying for the dividends received deduction will similarly be allocated between and among these classes.

      Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or in additional shares of the Fund. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder or the amount of cash allocated to the shareholder for the purchase of shares on its behalf.

      Shareholders will be notified annually as to the U.S. federal tax status of distributions.

Sale Or Exchange Of Fund Shares

      Upon the sale, exchange or redemption of shares of the Fund which a shareholder holds as a capital asset, such shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

      However, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly purchased shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a taxable disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder (or amounts credited as undistributed capital gains) with respect to such shares.

      From time to time, the Fund may make a tender offer for its Common Shares. It is expected that the terms of any such offer will require a tendering shareholder to tender all Common Shares and dispose of all Fund Preferred Shares held, or considered under certain attribution rules of the Code to be held, by such shareholder. Shareholders who tender all Common Shares and dispose of all Fund Preferred Shares held, or considered to be held, by them will be treated as having sold their shares and generally will realize a capital gain or loss. If a shareholder tenders fewer than all of its Common Shares, or retains a substantial portion of its Fund Preferred Shares, such shareholder may be treated as having received a taxable dividend upon the tender of its Common Shares. In such a case there is a remote risk that non-tendering shareholders will be treated as having received taxable distributions from the Fund. Likewise, if the Fund redeems some but not all of the Fund Preferred Shares held by a holder of Fund Preferred Shares (a "Preferred Shareholder") and such shareholder is treated as having received a taxable dividend upon such redemption, there is a remote risk that Common Shareholders and non-redeeming Preferred Shareholders will be treated as having received taxable distributions from the Fund. To the extent that the Fund recognizes net gains on the liquidation of portfolio securities to meet such tenders of Common Shares, the Fund will be required to make additional distributions to its Common Shareholders.

Nature Of Fund's Investments

      Certain of the Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

Original Issue Discount Securities and Payment-in-Kind Securities.

      Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero-coupon security to accrue as income each year a portion of the discount at which the security was issued, even though the holder receives no interest payment in cash on the security during the year. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

      Some of the debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt obligations (including certain payment-in-kind securities) may be treated as a dividend for certain U.S. federal income tax purposes.

      Some of the debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

      Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt obligations. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

      If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Investment In Real Estate Investment Trusts

      If the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"), a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. Excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders
(i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Investment Manager does not intend on behalf of the Fund to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

Foreign Shareholders

      U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("foreign shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

      Income Not Effectively Connected. If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see "Taxation--Investments in Real Estate Investment Trusts" above)), which tax is generally withheld from such distributions.

      Capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax on distributions of net capital gain unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Taxation-Backup Withholding," below. Any gain that a foreign shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund will ordinarily be exempt from U.S. tax unless (i) in the case of a shareholder that is a nonresident alien individual, the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of the Fund and the five year period ending on the date of the disposition of those shares, the Fund was a "U.S. real property holding corporation" and the foreign shareholder held more than 5% of the shares of the Fund, in which event the gain would be taxed in the same manner as for a U.S. shareholder as discussed above and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder's U.S. income tax liability on such disposition. A corporation is a "U.S. real property holding corporation" if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of the Fund, "U.S. real property interests" include interests in stock in U.S. real property holding corporations (other than an interest in stock of a REIT controlled by U.S. persons at all times during the five-year period prior to the disposition and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.

      Income Effectively Connected. If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Backup Withholding

      The Fund generally is required to withhold U.S. federal income tax on all taxable distributions and redemption proceeds payable to any non-corporate shareholder who fails to provide the Fund with a correct taxpayer identification number (TIN) or to make required certifications to the Fund that he or she is not subject to withholding, or who has been notified by the IRS that he or she is subject to backup withholding. Pursuant to tax legislation enacted in 2001, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

      In order for a foreign shareholder to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisers in this regard.

      Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Other Taxation

      Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                             PERFORMANCE INFORMATION

      From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to shareholders. The Fund's performance will vary depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

Average Annual Total Return

      The Fund's "average annual total return" figures described in the Prospectus are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                  P(1 + T)(n) = ERV

      Where:

      P = a hypothetical initial payment of $1,000

      T = average annual total return

      n = number of years

      ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

Yield

      Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

            YIELD = 2[(a-b + 1)(6) - 1]
                       --
                       cd

      Where:

      a = dividends and interest earned during the period,

      b = expenses accrued for the period (net of reimbursements),

      c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

      In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other investment companies listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average, Dow Jones Utility Index, the National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index, the Salomon Brothers Broad Investment Grade Bond Index (BIG), Morgan Stanley Capital International Europe Australia Far East (MSCI EAFE) Index, the NASDAQ Composite Index, and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole--the beta--or in absolute terms--the standard deviation.)

      Returns are historical and include change in share price and reinvestment of dividends and capital gains. REITs are represented by the National Association of Real Estate Investment Trust ("NAREIT") Equity REIT Index, an unmanaged portfolio representing the Equity REIT market. This is not the Fund's performance and the Fund will not seek to replicate any index. You cannot invest directly in an index. There is no guarantee that Fund performance will equal or exceed Equity REIT Index performance.

      The Standard and Poor's 500 Composite Index ("S&P 500") is an unmanaged index of 500 large capitalization, publicly traded stocks representing a variety of industries. The NASDAQ Composite Index is a broad based capitalization weighted index of all NASDAQ national market and small-cap stocks. International Index, represented by the MSCI EAFE Index (Morgan Stanley Capital International, Europe, Australasia, Far East), is a market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. Bonds, represented by the Salomon Brothers Broad Investment Grade Bond Index (BIG), is designed to cover the investment grade universe of bonds issued in the United States. The BIG index includes institutionally traded U.S. Treasury, Government-sponsored (U.S. agency and supranational), mortgage and corporate securities, and provides a reliable and fair benchmark for the investment grade bond portfolio manager. The Dow Jones Utilities Average is a price-weighted average of 15 utility companies that are listed on the New York Stock Exchange and are involved in the production of electrical energy. Correlation coefficients are based on monthly return data. Treasury securities are backed by the full faith and credit of the U.S. Government, while real estate securities are not. Past performance is no guarantee of future results.

                       COUNSEL AND INDEPENDENT ACCOUNTANTS

      Ropes & Gray serves as counsel to the Fund, and is located at One International Place, Boston, Massachusetts 02110. [________________] have been appointed as independent accountants for the Fund. The statement of assets and liabilities of the Fund as of [________________] and the statement of operations of the Fund for the one day then ended included in this statement of additional information has been so included in reliance on the report of [________________], independent accountants, given on the authority of the firm as experts in auditing and accounting.

                             ADDITIONAL INFORMATION

      A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby has been filed by the Fund with the SEC, Washington, D.C. The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of any part thereof may be obtained from the Commission upon the payment of fees prescribed by the Commission.

                              FINANCIAL STATEMENTS

                           AEW REAL ESTATE INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                __________, 2002

                             STATEMENT OF OPERATIONS
                          ONE DAY ENDED ________, 2002

NOTES:

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Board of Trustees of AEW Real Estate Income Fund:

                                   APPENDIX A

                             RATINGS OF INVESTMENTS

      Description of certain ratings assigned by S&P and Moody's:

S&P

LONG-TERM

      "AAA"--An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      "AA"--An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      "A"--An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      "BBB"--An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      "BB," "B," "CCC," "CC," and "C"--Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      "BB"--An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      "B"--An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      "CCC"--An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      "CC"--An obligation rated "CC" is currently highly vulnerable to nonpayment.

      "C"--A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

      "D"--An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      "r"--The symbol "r" is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

      "N.R."--The designation "N.R." indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

      Note: The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus ( - ) sign designation to show relative standing within the major rating categories.

SHORT-TERM

      "A-1"--A short-term obligation rated "A-1" is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      "A-2"--A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      "A-3"--A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      "B"--A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation.

      "C"--A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

      "D"--A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S

LONG-TERM

      "Aaa"--Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      "Aa"--Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

      "A"--Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      "Baa"--Bonds rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      "Ba"--Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      "B"--Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      "Caa"--Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      "Ca"--Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      "C"--Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

PREFERRED STOCK

      Because of the fundamental differences between preferred stocks and bonds, Moody's employs a variation of our familiar bond rating symbols in the quality ranking of preferred stock.

      These symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

      "aaa"--An issue rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

      "aa"--An issue rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

      "a"--An issue rated "a" is considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

      "baa"--An issue rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present, but may be questionable over any great length of time.

      "ba"--An issue rated "ba" is considered to have speculative elements. Its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

      "b"--An issue rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

      "caa"--An issue rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

      "ca"--An issue rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

      "c"--This is the lowest-rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: As in the case of bond ratings, Moody's applies to preferred stock ratings the numerical modifiers 1, 2, and 3 in rating classifications "aa" through "b". The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

PRIME RATING SYSTEM (SHORT-TERM)

      Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      Leading market positions in well-established industries.

      High rates of return on funds employed.

      Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.

                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

         1. Financial Statements:

                Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed by pre-effective amendment to this Registration Statement.

         2. Exhibits:

                    a. Agreement and Declaration of Trust dated September 18, 2002, filed herewith.

                    b. Bylaws of Registrant dated September 18, 2002, filed herewith.

                    c.   None.

                    d.1 Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Agreement and Declaration of Trust, filed herewith.

                    d.2 Article 10 (Shareholders' Voting Powers and Meetings) of the Bylaws of Registrant, filed herewith.

                    d.3  Form of Share Certificate of the Common Shares.*

                    e.   Terms and Conditions of Dividend Reinvestment Plan.*

                    f.   None.

                    g. Form of Investment Management Agreement between Registrant and AEW Management and Advisors, L.P.*

                    h.1  Form of Underwriting Agreement.*

                    h.2  Form of Master Selected Dealer Agreement.*

                    h.3  Form of Master Agreement Among Underwriters.*

                    i.   None.

                    j.   Form of Custodian Agreement.*

                    k.1 Form of Transfer Agency, Registrar and Dividend Disbursing Agency Agreement.*

                    k.2 Form of Organizational and Offering Expenses Reimbursement Agreement between Registrant and AEW Management and Advisors, L.P.*

                    k.3 Form of Fee Waiver Agreement between Registrant and AEW Management and Advisors, L.P.*

                    k.4 Form of Administration Agreement between Registrant and CDC IXIS Asset Management Services, Inc.*

                    l.   Opinion and consent of Ropes & Gray.*

                    m.   None.

                    n.   Consent of Registrant's independent accountants.*

                    o.   None.

                    p. Subscription Agreement of AEW Management and Advisors, L.P. dated ________, 2002.*

                    q.   None.

                    r.1  Code of Ethics of Registrant dated ________, 2002.*

                    r.2. Code of Ethics of AEW Management and Advisors, L.P.*

                    *  To be filed by amendment.


Item 25: Marketing Arrangements

                  To be filed by amendment.


Item 26: Other Expenses of Issuance and Distribution

         Securities and Exchange Commission Fees                       *
         National Association of Securities Dealers, Inc. Fees         *
         Printing and engraving expenses                               *
         Legal fees                                                    *
         American Stock Exchange listing fees                          *
         Accounting expenses                                           *
         Miscellaneous expenses                                        *
                                                                      ----

                                             Total                     *

     * To be completed by amendment. Expenses may be reduced pursuant to an expected contractual agreement by AEW Management and Advisors, L.P. to pay the amount by which the aggregate of all the Fund's organizational expenses and all offering costs (other than the sales load) exceed $0.03 per share.


Item 27: Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 28: Number of Holders of Securities

         At September 18, 2002
                                                              Number of
         Title of Class                                       Record Holders


         Common Shares, par value $0.00001                    0

Item 29: Indemnification

         Reference is made to Article VIII, Sections 1 through 4, of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 30: Business and Other Connections of Investment Adviser

         Descriptions of the business of AEW Management and Advisors, L.P., the Registrant's investment manager, are set forth under the caption "Investment Manager" under "Management of the Fund" and "Investment Advisory and Other Services," respectively, in the prospectus and Statement of Additional forming part of this Registration Statement. The following sets forth business Information and other connections of each director and executive officer (and persons performing similar functions) of AEW Management and Advisors, L.P.

                           AEW Management and Advisors, L.P.
                           Two Seaport Lane
                           Boston, Massachusetts  02210



Name:                     Position with Advisor:              Other Connections:

James J. Finnegan         General Counsel, Managing           Principal and General Counsel,
                          Director, Vice President and        AEW Capital Management, L.P.;
                          Assistant Clerk                     Managing Director and Vice
                                                              President, AEW Advisors, Inc.;
                                                              Vice President and Assistant
                                                              Clerk, AEW Investment Group,
                                                              Inc.; Vice President and
                                                              Assistant Clerk, AEW Real Estate
                                                              Advisors, Inc.

Jeffrey D. Furber         Managing Director and Clerk         Managing Partner and Chief
                                                              Executive Officer AEW Capital
                                                              Management, L.P.; Managing
                                                              Director, AEW Advisors, Inc.

Pamela J. Herbst          President and Managing Director     Principal, AEW Capital
                                                              Management, L.P. ; Director, AEW
                                                              Investment Group, Inc.; President
                                                              and Director, AEW Advisors, Inc.;
                                                              Managing Director, AEW Real
                                                              Estate Advisors, Inc.



J. Grant Monahan          Managing Director and Clerk         Principal and Chief Operating
                                                              Officer, AEW Capital Management,
                                                              L.P.; Managing Director, Vice
                                                              President and Clerk, AEW
                                                              Advisors, Inc.; Vice President,
                                                              Director and Clerk, AEW
                                                              Investment Group, Inc.; Vice
                                                              President, Managing Director and
                                                              Clerk, AEW Real Estate Advisors,
                                                              Inc.

Thomas E. Mullahey        Director                            Principal, AEW Capital
                                                              Management, L.P.; Vice President,
                                                              AEW Investment Group, Inc.; Vice
                                                              President AEW Real Estate
                                                              Advisors, Inc.

Douglass M. Poutasse      Managing Director                   Principal and Chief Investment
                                                              Strategist, AEW Capital
                                                              Management, L.P.; Managing
                                                              Director AEW Advisors, Inc.

Matthew A. Troxell        Director                            Principal, AEW Capital
                                                              Management, L.P.

Item 31: Location of Accounts and Records

         The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the custodian, and/or CDC IXIS Asset Management Services, Inc., 399 Boylston Street, Boston, MA 02116, the administrator.



Item 32: Management Services

         Not applicable.


Item 33: Undertakings

         1. Registrant undertakes to suspend the offering of its Common Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         2.       Not applicable.

         3.       Not applicable.

         4.       Not applicable.

         5.       The Registrant undertakes that:

          a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

          b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

         6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                     Notice

      A copy of the Agreement and Declaration of Trust of AEW Real Estate Income Fund (the "Fund"), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Fund by any officer of the Fund as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Fund or shareholders of the Fund individually, but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 23rd day of September, 2002.

                                          AEW Real Estate Income Fund

                                               /s/ John T. Hailer
                                          By:  _________________________________
                                               John T. Hailer
                                               President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Name                                Capacity                  Date



/s/ John T. Hailer                  President                 September 23, 2002
_________________________________
John T. Hailer

/s/ Mark E. Bradley                 Treasurer and Principal   September 23, 2002
_________________________________   Financial and Accounting
Mark E. Bradley                     Officer


/s/ John E. Pelletier
_________________________________   Sole Trustee              September 23, 2002
John E. Pelletier

                                      INDEX TO EXHIBITS

Exhibit           Exhibit Name

a.                Agreement and Declaration of Trust dated September 18, 2002.

b.                Bylaws of Registrant dated September 18, 2002.